UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22350

Global Opportunities Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

October 31, 2020

Date of Reporting Period

Item 1.	Reports to Stockholders

Global Opportunities Portfolio

October 31, 2020

Consolidated Portfolio of Investments

Collateralized Mortgage Obligations — 8.1%
Security	Principal Amount	Value

Federal Home Loan Mortgage Corp.:

Series 2182, Class ZC, 7.50%, 9/15/29	$95,486	$111,137

Series 4273, Class SP, 11.603%, (12.00% - 1 mo. USD LIBOR x 2.67), 11/15/43(1)	516,145	840,373

Series 4637, Class CU, 3.00%, 8/15/44	7,537,876	7,673,483

Series 4774, Class QD, 4.50%, 1/15/43	6,414,746	6,530,468

Interest Only:(2)

Series 2631, Class DS, 6.952%, (7.10% - 1 mo. USD LIBOR), 6/15/33(1)	1,621,926	233,417

Series 2953, Class LS, 6.552%, (6.70% - 1 mo. USD LIBOR), 12/15/34(1)	942,550	52,929

Series 2956, Class SL, 6.852%, (7.00% - 1 mo. USD LIBOR), 6/15/32(1)	923,762	216,230

Series 3114, Class TS, 6.502%, (6.65% - 1 mo. USD LIBOR), 9/15/30(1)	2,857,774	449,437

Series 3153, Class JI, 6.468%, (6.62% - 1 mo. USD LIBOR), 5/15/36(1)	2,206,204	471,254

Series 3973, Class SG, 6.502%, (6.65% - 1 mo. USD LIBOR), 4/15/30(1)	350,531	4,431

Series 4007, Class JI, 4.00%, 2/15/42	1,797,262	196,064

Series 4050, Class IB, 3.50%, 5/15/41	6,947,243	320,355

Series 4067, Class JI, 3.50%, 6/15/27	5,371,024	381,451

Series 4070, Class S, 5.952%, (6.10% - 1 mo. USD LIBOR), 6/15/32(1)	11,051,288	1,812,252

Series 4095, Class HS, 5.952%, (6.10% - 1 mo. USD LIBOR), 7/15/32(1)	3,091,235	373,807

Series 4109, Class ES, 6.002%, (6.15% - 1 mo. USD LIBOR), 12/15/41(1)	85,099	22,062

Series 4109, Class SA, 6.052%, (6.20% - 1 mo. USD LIBOR), 9/15/32(1)	4,434,538	757,014

Series 4149, Class S, 6.102%, (6.25% - 1 mo. USD LIBOR), 1/15/33(1)	3,309,611	585,669

Series 4163, Class GS, 6.052%, (6.20% - 1 mo. USD LIBOR), 11/15/32(1)	2,693,393	490,178

Series 4169, Class AS, 6.102%, (6.25% - 1 mo. USD LIBOR), 2/15/33(1)	3,857,982	752,992

Series 4180, Class GI, 3.50%, 8/15/26	2,030,306	81,110

Series 4188, Class AI, 3.50%, 4/15/28	4,564,444	294,658

Series 4189, Class SQ, 6.002%, (6.15% - 1 mo. USD LIBOR), 12/15/42(1)	2,554,943	262,064

Series 4203, Class QS, 6.102%, (6.25% - 1 mo. USD LIBOR), 5/15/43(1)	2,518,562	490,728

Series 4212, Class SA, 6.052%, (6.20% - 1 mo. USD LIBOR), 7/15/38(1)	1,946,991	13,146

Series 4323, Class CI, 4.00%, 3/15/40	3,320,284	51,307

Series 4332, Class IK, 4.00%, 4/15/44	1,760,720	213,420

Series 4332, Class KI, 4.00%, 9/15/43	1,400,056	68,268

Series 4343, Class PI, 4.00%, 5/15/44	3,661,874	470,521

Security	Principal Amount	Value

Federal Home Loan Mortgage Corp.: (continued)

Interest Only:(2) (continued)

Series 4370, Class IO, 3.50%, 9/15/41	$1,785,638	$73,144

Series 4381, Class SK, 6.002%, (6.15% - 1 mo. USD LIBOR), 6/15/44(1)	3,441,781	426,508

Series 4388, Class MS, 5.952%, (6.10% - 1 mo. USD LIBOR), 9/15/44(1)	4,280,045	789,301

Series 4408, Class IP, 3.50%, 4/15/44	5,777,785	447,869

Series 4452, Class SP, 6.052%, (6.20% - 1 mo. USD LIBOR), 10/15/43(1)	5,115,608	267,284

Series 4497, Class CS, 6.052%, (6.20% - 1 mo. USD LIBOR), 9/15/44(1)	9,906,395	923,691

Series 4507, Class MI, 3.50%, 8/15/44	6,017,138	223,860

Series 4507, Class SJ, 6.032%, (6.18% - 1 mo. USD LIBOR), 9/15/45(1)	7,907,958	1,576,670

Series 4520, Class PI, 4.00%, 8/15/45	21,355,308	1,805,352

Series 4526, Class PI, 3.50%, 1/15/42	3,177,011	79,287

Series 4528, Class BS, 6.002%, (6.15% - 1 mo. USD LIBOR), 7/15/45(1)	5,801,583	666,723

Series 4629, Class QI, 3.50%, 11/15/46	7,120,737	515,240

Series 4637, Class IP, 3.50%, 4/15/44	2,678,873	91,947

Series 4644, Class TI, 3.50%, 1/15/45	5,959,557	343,340

Series 4653, Class PI, 3.50%, 7/15/44	2,024,503	21,216

Series 4667, Class PI, 3.50%, 5/15/42	11,733,540	256,907

Series 4672, Class LI, 3.50%, 1/15/43	5,542,277	130,309

Series 4744, Class IO, 4.00%, 11/15/47	5,311,356	559,460

Series 4749, Class IL, 4.00%, 12/15/47	4,120,191	471,871

Series 4767, Class IM, 4.00%, 5/15/45	6,052,865	140,274

Series 4768, Class IO, 4.00%, 3/15/48	5,136,095	584,871

Principal Only:(3)

Series 4417, Class KO, 0.00%, 12/15/43	1,375,559	1,190,135

Series 4478, Class PO, 0.00%, 5/15/45	2,257,883	2,112,363

		$37,917,847

Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:

Series 2020-DNA4, Class M2, 3.899%, (1 mo. USD LIBOR + 3.75%), 8/25/50(4)(5)	$6,500,000	$6,582,544

Series 2020-HQA4, Class M2, 3.299%, (1 mo. USD LIBOR + 3.15%), 9/25/50(4)(5)	11,000,000	11,084,689

		$17,667,233

Federal National Mortgage Association:

Series G94-7, Class PJ, 7.50%, 5/17/24	$133,321	$144,386

Series 1994-42, Class K, 6.50%, 4/25/24	86,429	93,093

Series 2009-62, Class WA, 5.569%, 8/25/39(6)	1,344,100	1,497,265

Series 2013-6, Class TA, 1.50%, 1/25/43	1,505,098	1,512,917

Series 2017-66, Class ZJ, 3.00%, 9/25/57	1,652,080	1,651,525

Series 2019-64, Class ZN, 3.50%, 11/25/49	4,294,191	4,295,962

1	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

October 31, 2020

Consolidated Portfolio of Investments — continued

Security	Principal Amount	Value

Federal National Mortgage Association: (continued)

Interest Only:(2)

Series 2004-46, Class SI, 5.851%, (6.00% - 1 mo. USD LIBOR), 5/25/34(1)	$2,496,780	$422,588

Series 2005-17, Class SA, 6.551%, (6.70% - 1 mo. USD LIBOR), 3/25/35(1)	1,747,353	421,206

Series 2005-71, Class SA, 6.601%, (6.75% - 1 mo. USD LIBOR), 8/25/25(1)	856,485	62,688

Series 2005-105, Class S, 6.551%, (6.70% - 1 mo. USD LIBOR), 12/25/35(1)	1,496,876	357,063

Series 2006-44, Class IS, 6.451%, (6.60% - 1 mo. USD LIBOR), 6/25/36(1)	1,287,252	301,446

Series 2006-65, Class PS, 7.071%, (7.22% - 1 mo. USD LIBOR), 7/25/36(1)	1,276,334	330,036

Series 2006-96, Class SN, 7.051%, (7.20% - 1 mo. USD LIBOR), 10/25/36(1)	1,602,547	345,852

Series 2006-104, Class SD, 6.491%, (6.64% - 1 mo. USD LIBOR), 11/25/36(1)	1,301,547	290,914

Series 2006-104, Class SE, 6.481%, (6.63% - 1 mo. USD LIBOR), 11/25/36(1)	867,698	193,625

Series 2007-50, Class LS, 6.301%, (6.45% - 1 mo. USD LIBOR), 6/25/37(1)	2,032,463	468,678

Series 2008-26, Class SA, 6.051%, (6.20% - 1 mo. USD LIBOR), 4/25/38(1)	2,368,777	533,296

Series 2008-61, Class S, 5.951%, (6.10% - 1 mo. USD LIBOR), 7/25/38(1)	4,096,147	786,567

Series 2010-124, Class SJ, 5.901%, (6.05% - 1 mo. USD LIBOR), 11/25/38(1)	647,533	12,466

Series 2010-135, Class SD, 5.851%, (6.00% - 1 mo. USD LIBOR), 6/25/39(1)	1,746,865	53,548

Series 2011-101, Class IC, 3.50%, 10/25/26	2,671,210	163,269

Series 2011-101, Class IE, 3.50%, 10/25/26	1,969,172	118,955

Series 2011-104, Class IM, 3.50%, 10/25/26	3,363,463	209,081

Series 2012-24, Class S, 5.351%, (5.50% - 1 mo. USD LIBOR), 5/25/30(1)	749,248	15,422

Series 2012-52, Class DI, 3.50%, 5/25/27	5,573,295	395,602

Series 2012-63, Class EI, 3.50%, 8/25/40	3,111,358	32,896

Series 2012-73, Class MS, 5.901%, (6.05% - 1 mo. USD LIBOR), 5/25/39(1)	903,968	5,363

Series 2012-76, Class GS, 5.901%, (6.05% - 1 mo. USD LIBOR), 9/25/39(1)	1,277,835	24,748

Series 2012-86, Class CS, 5.951%, (6.10% - 1 mo. USD LIBOR), 4/25/39(1)	751,063	8,539

Series 2012-94, Class KS, 6.501%, (6.65% - 1 mo. USD LIBOR), 5/25/38(1)	6,880,685	297,433

Series 2012-94, Class SL, 6.551%, (6.70% - 1 mo. USD LIBOR), 5/25/38(1)	5,160,514	224,761

Series 2012-97, Class PS, 6.001%, (6.15% - 1 mo. USD LIBOR), 3/25/41(1)	5,157,776	369,395

Series 2012-103, Class GS, 5.951%, (6.10% - 1 mo. USD LIBOR), 2/25/40(1)	1,281,052	12,024

Security	Principal Amount	Value

Federal National Mortgage Association: (continued)

Interest Only:(2) (continued)

Series 2012-112, Class SB, 6.001%, (6.15% - 1 mo. USD LIBOR), 9/25/40(1)	$4,374,728	$187,356

Series 2012-124, Class IO, 1.732%, 11/25/42(6)	5,995,096	299,055

Series 2012-139, Class LS, 6.001%, (6.15% - 1 mo. USD LIBOR), 12/25/42(1)	5,405,144	1,036,458

Series 2012-147, Class SA, 5.951%, (6.10% - 1 mo. USD LIBOR), 1/25/43(1)	6,839,628	1,317,577

Series 2012-150, Class PS, 6.001%, (6.15% - 1 mo. USD LIBOR), 1/25/43(1)	5,833,196	1,174,073

Series 2012-150, Class SK, 6.001%, (6.15% - 1 mo. USD LIBOR), 1/25/43(1)	9,041,454	1,632,846

Series 2013-11, Class IO, 4.00%, 1/25/43	16,777,531	2,792,073

Series 2013-12, Class SP, 5.501%, (5.65% - 1 mo. USD LIBOR), 11/25/41(1)	1,432,213	133,731

Series 2013-15, Class DS, 6.051%, (6.20% - 1 mo. USD LIBOR), 3/25/33(1)	6,766,136	1,325,568

Series 2013-23, Class CS, 6.101%, (6.25% - 1 mo. USD LIBOR), 3/25/33(1)	3,584,046	725,633

Series 2013-54, Class HS, 6.151%, (6.30% - 1 mo. USD LIBOR), 10/25/41(1)	3,386,470	225,984

Series 2013-64, Class PS, 6.101%, (6.25% - 1 mo. USD LIBOR), 4/25/43(1)	3,754,925	631,066

Series 2013-66, Class JI, 3.00%, 7/25/43	7,557,968	891,350

Series 2013-75, Class SC, 6.101%, (6.25% - 1 mo. USD LIBOR), 7/25/42(1)	7,600,247	787,401

Series 2014-29, Class IG, 3.50%, 6/25/43	1,509,842	57,362

Series 2014-32, Class EI, 4.00%, 6/25/44	1,909,636	258,970

Series 2014-41, Class SA, 5.901%, (6.05% - 1 mo. USD LIBOR), 7/25/44(1)	4,046,856	924,392

Series 2014-43, Class PS, 5.951%, (6.10% - 1 mo. USD LIBOR), 3/25/42(1)	4,337,434	645,141

Series 2014-55, Class IN, 3.50%, 7/25/44	5,571,360	649,396

Series 2014-64, Class BI, 3.50%, 3/25/44	1,630,966	92,784

Series 2014-67, Class IH, 4.00%, 10/25/44	3,798,785	485,432

Series 2014-80, Class CI, 3.50%, 12/25/44	3,359,084	390,094

Series 2014-89, Class IO, 3.50%, 1/25/45	5,336,849	458,873

Series 2015-6, Class IM, 1.00%, (5.33% - 1 mo. USD LIBOR x 1.33, Cap 1.00%), 6/25/43(1)	16,854,426	276,697

Series 2015-14, Class KI, 3.00%, 3/25/45	7,506,439	748,640

Series 2015-17, Class SA, 6.051%, (6.20% - 1 mo. USD LIBOR), 11/25/43(1)	4,589,669	321,820

Series 2015-22, Class GI, 3.50%, 4/25/45	2,972,015	386,788

Series 2015-31, Class SG, 5.951%, (6.10% - 1 mo. USD LIBOR), 5/25/45(1)	8,256,938	1,173,259

Series 2015-36, Class IL, 3.00%, 6/25/45	3,933,444	417,212

Series 2015-52, Class MI, 3.50%, 7/25/45	9,957,960	1,066,625

2	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

October 31, 2020

Consolidated Portfolio of Investments — continued

Security	Principal Amount	Value

Federal National Mortgage Association: (continued)

Interest Only:(2) (continued)

Series 2015-93, Class BS, 6.001%, (6.15% - 1 mo. USD LIBOR), 8/25/45(1)	$5,521,641	$783,252

Series 2017-46, Class NI, 3.00%, 8/25/42	6,346,395	116,826

Series 2018-21, Class IO, 3.00%, 4/25/48	13,521,304	1,154,823

		$39,221,166

Government National Mortgage Association:

Series 2017-101, Class NS, 5.00%, (20.00% - 1 mo. USD LIBOR x 5.00, Cap 5.00%), 7/20/47(1)	$361,426	$362,966

Series 2017-115, Class ZA, 3.00%, 7/20/47	293,587	293,576

Series 2019-110, Class ZD, 3.50%, 9/20/49	983,043	982,709

Series 2019-158, Class ZJ, 3.50%, 12/20/49	6,543,949	6,544,494

Interest Only:(2)

Series 2014-68, Class KI, 2.429%, 10/20/42(6)	5,411,007	236,279

Series 2017-104, Class SD, 6.049%, (6.20% - 1 mo. USD LIBOR), 7/20/47(1)	10,632,452	1,891,444

Series 2017-121, Class DS, 4.349%, (4.50% - 1 mo. USD LIBOR), 8/20/47(1)	8,137,625	899,210

Series 2017-137, Class AS, 4.349%, (4.50% - 1 mo. USD LIBOR), 9/20/47(1)	11,998,023	1,229,314

Series 2020-146, Class IQ, 2.00%, 10/20/50	25,000,000	2,561,770

		$15,001,762

Total Collateralized Mortgage Obligations (identified cost $166,619,909)		$109,808,008

Mortgage Pass-Throughs — 13.7%
Security	Principal Amount	Value

Federal Home Loan Mortgage Corp.:

2.802%, (COF + 1.25%), with maturity at 2035(7)	$316,326	$324,268

3.00%, with maturity at 2050	33,943,354	35,825,249

4.357%, (COF + 1.25%), with maturity at 2030(7)	108,853	115,221

7.00%, with various maturities to 2036	1,160,028	1,319,279

8.00%, with maturity at 2026	55,362	59,666

		$37,643,683

Federal National Mortgage Association:

3.00%, with maturity at 2050	$9,564,690	$10,055,374

3.401%, (COF + 1.25%), with maturity at 2035(7)	192,593	198,188

3.934%, (COF + 1.78%), with maturity at 2035(7)	758,859	800,634

6.00%, with maturity at 2032	277,848	320,908

6.50%, with maturity at 2036	593,253	675,420

Security	Principal Amount	Value

Federal National Mortgage Association: (continued)

7.00%, with various maturities to 2037	$498,584	$567,816

8.50%, with maturity at 2032	150,023	176,280

9.50%, with maturity at 2028	57,446	64,368

		$12,858,988

Government National Mortgage Association:

2.50%, with maturity at 2050	$50,000,000	$52,445,020

3.00%, with maturity at 2050	79,300,794	83,376,752

		$135,821,772

Total Mortgage Pass-Throughs (identified cost $186,336,864)		$186,324,443

Commercial Mortgage-Backed Securities — 0.9%
Security	Principal Amount	Value

JPMBB Commercial Mortgage Securities Trust

Series 2014-C22, Class D, 4.554%, 9/15/47(4)(6)	$3,430,000	$2,248,148

Series 2014-C25, Class D, 3.95%, 11/15/47(4)(6)	8,045,000	5,813,645

Morgan Stanley Bank of America Merrill Lynch Trust

Series 2013-C11, Class D, 4.497%, 8/15/46(4)(6)	5,000,000	1,149,533

WF-RBS Commercial Mortgage Trust

Series 2014-C24, Class D, 3.692%, 11/15/47(4)	8,000,000	3,272,730

Total Commercial Mortgage-Backed Securities (identified cost $23,293,214)		$12,484,056

Asset-Backed Securities — 10.2%
Security	Principal Amount	Value

Alinea CLO, Ltd.

Series 2018-1A, Class E, 6.218%, (3 mo. USD LIBOR + 6.00%), 7/20/31(4)(5)	$2,000,000	$1,738,789

Allegany Park CLO, Ltd.

Series 2019-1A, Class D, 3.918%, (3 mo. USD LIBOR + 3.70%), 1/20/33(4)(5)	1,700,000	1,636,138

AMMC CLO 15, Ltd.

Series 2014-15A, Class ERR, 7.147%, (3 mo. USD LIBOR + 6.91%), 1/15/32(4)(5)	3,000,000	2,616,652

AMMC CLO XII, Ltd.

Series 2013-12A, Class ER, 6.423%, (3 mo. USD LIBOR + 6.18%), 11/10/30(4)(5)	2,000,000	1,553,258

Ares XL CLO, Ltd.

Series 2016-40A, Class DR, 6.587%, (3 mo. USD LIBOR + 6.35%), 1/15/29(4)(5)	1,000,000	898,227

3	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

October 31, 2020

Consolidated Portfolio of Investments — continued

Security	Principal Amount	Value

Ares XXXIIR CLO, Ltd.

Series 2014-32RA, Class D, 6.13%, (3 mo. USD LIBOR + 5.85%), 5/15/30(4)(5)	$4,000,000	$3,492,409

Ares XXXVR CLO, Ltd.

Series 2015-35RA, Class E, 5.937%, (3 mo. USD LIBOR + 5.70%), 7/15/30(4)(5)	3,000,000	2,628,962

Babson CLO, Ltd.

Series 2016-1A, Class ER, 6.209%, (3 mo. USD LIBOR + 6.00%), 7/23/30(4)(5)	2,000,000	1,694,635

Series 2018-1A, Class D, 5.737%, (3 mo. USD LIBOR + 5.50%), 4/15/31(4)(5)	5,000,000	4,155,015

Bain Capital Credit CLO, Ltd.

Series 2017-2A, Class E, 6.565%, (3 mo. USD LIBOR + 6.35%), 7/25/30(4)(5)	2,250,000	1,873,614

Series 2018-1A, Class E, 5.559%, (3 mo. USD LIBOR + 5.35%), 4/23/31(4)(5)	3,500,000	2,838,388

Barings CLO, Ltd.

Series 2017-1A, Class E, 6.218%, (3 mo. USD LIBOR + 6.00%), 7/18/29(4)(5)	2,900,000	2,673,362

Benefit Street Partners CLO V-B, Ltd.

Series 2018-5BA, Class D, 6.168%, (3 mo. USD LIBOR + 5.95%), 4/20/31(4)(5)	3,000,000	2,478,889

Benefit Street Partners CLO VIII, Ltd.

Series 2015-8A, Class DR, 5.818%, (3 mo. USD LIBOR + 5.60%), 1/20/31(4)(5)	5,000,000	3,930,904

Benefit Street Partners CLO XIV, Ltd.

Series 2018-14A, Class E, 5.568%, (3 mo. USD LIBOR + 5.35%), 4/20/31(4)(5)	3,000,000	2,470,555

Benefit Street Partners CLO XVI, Ltd.

Series 2018-16A, Class E, 6.918%, (3 mo. USD LIBOR + 6.70%), 1/17/32(4)(5)	2,000,000	1,810,091

Betony CLO 2, Ltd.

Series 2018-1A, Class D, 5.864%, (3 mo. USD LIBOR + 5.65%), 4/30/31(4)(5)	3,000,000	2,567,918

BlueMountain CLO, Ltd.

Series 2015-3A, Class DR, 5.618%, (3 mo. USD LIBOR + 5.40%), 4/20/31(4)(5)	2,000,000	1,511,265

Series 2016-3A, Class ER, 6.23%, (3 mo. USD LIBOR + 5.95%), 11/15/30(4)(5)	1,000,000	788,663

Series 2018-1A, Class E, 6.164%, (3 mo. USD LIBOR + 5.95%), 7/30/30(4)(5)	750,000	598,475

Canyon Capital CLO, Ltd.

Series 2016-1A, Class ER, 5.987%, (3 mo. USD LIBOR + 5.75%), 7/15/31(4)(5)	4,000,000	3,418,125

Series 2016-2A, Class ER, 6.237%, (3 mo. USD LIBOR + 6.00%), 10/15/31(4)(5)	1,000,000	845,596

Series 2017-1A, Class E, 6.487%, (3 mo. USD LIBOR + 6.25%), 7/15/30(4)(5)	1,000,000	863,700

Series 2018-1A, Class E, 5.987%, (3 mo. USD LIBOR + 5.75%), 7/15/31(4)(5)	2,000,000	1,710,715

Security	Principal Amount	Value

Carlyle Global Market Strategies CLO, Ltd.

Series 2012-3A, Class DR2, 6.724%, (3 mo. USD LIBOR + 6.50%), 1/14/32(4)(5)	$1,000,000	$764,602

Series 2014-3RA, Class D, 5.617%, (3 mo. USD LIBOR + 5.40%), 7/27/31(4)(5)	2,000,000	1,542,506

Series 2014-4RA, Class D, 5.887%, (3 mo. USD LIBOR + 5.65%), 7/15/30(4)(5)	3,000,000	2,266,079

Series 2015-5A, Class DR, 6.918%, (3 mo. USD LIBOR + 6.70%), 1/20/32(4)(5)	3,500,000	2,741,593

Series C17A, Class DR, 6.214%, (3 mo. USD LIBOR + 6.00%), 4/30/31(4)(5)	3,000,000	2,486,018

Cole Park CLO, Ltd.

Series 2015-1A, Class ER, 6.818%, (3 mo. USD LIBOR + 6.60%), 10/20/28(4)(5)	2,000,000	1,809,606

Dryden CLO, Ltd.

Series 2018-55A, Class E, 5.637%, (3 mo. USD LIBOR + 5.40%), 4/15/31(4)(5)	1,000,000	854,985

Dryden Senior Loan Fund

Series 2015-40A, Class ER, 6.03%, (3 mo. USD LIBOR + 5.75%), 8/15/31(4)(5)	2,000,000	1,767,918

Series 2016-42A, Class ER, 5.787%, (3 mo. USD LIBOR + 5.55%), 7/15/30(4)(5)	2,000,000	1,756,818

Galaxy XXI CLO, Ltd.

Series 2015-21A, Class DR, 2.868%, (3 mo. USD LIBOR + 2.65%), 4/20/31(4)(5)	5,000,000	4,484,609

Series 2015-21A, Class ER, 5.468%, (3 mo. USD LIBOR + 5.25%), 4/20/31(4)(5)	4,000,000	3,350,349

Galaxy XXV CLO, Ltd.

Series 2018-25A, Class E, 6.165%, (3 mo. USD LIBOR + 5.95%), 10/25/31(4)(5)	2,000,000	1,732,884

Golub Capital Partners CLO 22B, Ltd.

Series 2015-22A, Class ER, 6.218%, (3 mo. USD LIBOR + 6.00%), 1/20/31(4)(5)	3,000,000	2,472,841

Golub Capital Partners CLO 37B, Ltd.

Series 2018-37A, Class E, 5.968%, (3 mo. USD LIBOR + 5.75%), 7/20/30(4)(5)	3,000,000	2,569,132

Golub Capital Partners CLO, Ltd.

Series 2020-48A, Class D, 4.018%, (3 mo. USD LIBOR + 3.80%), 4/17/33(4)(5)	3,000,000	2,802,851

Highbridge Loan Management, Ltd.

Series 3A-2014, Class DR, 6.718%, (3 mo. USD LIBOR + 6.50%), 7/18/29(4)(5)	2,900,000	2,455,498

ICG US CLO, Ltd.

Series 2018-2A, Class E, 5.966%, (3 mo. USD LIBOR + 5.75%), 7/22/31(4)(5)	1,000,000	780,648

Madison Park Funding XVII, Ltd.

Series 2015-17A, Class DR, 3.809%, (3 mo. USD LIBOR + 3.60%), 7/21/30(4)(5)	3,500,000	3,436,497

Series 2015-17A, Class ER, 6.709%, (3 mo. USD LIBOR + 6.50%), 7/21/30(4)(5)	2,500,000	2,245,636

4	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

October 31, 2020

Consolidated Portfolio of Investments — continued

Security	Principal Amount	Value

Neuberger Berman CLO XXII, Ltd.

Series 2016-22A, Class ER, 6.278%, (3 mo. USD LIBOR + 6.06%), 10/17/30(4)(5)	$2,000,000	$1,798,789

Neuberger Berman Loan Advisers CLO 30, Ltd.

Series 2018-30A, Class E, 6.968%, (3 mo. USD LIBOR + 6.75%), 1/20/31(4)(5)	2,000,000	1,916,872

Palmer Square CLO, Ltd.

Series 2013-2A, Class DRR, 6.068%, (3 mo. USD LIBOR + 5.85%), 10/17/31(4)(5)	1,500,000	1,334,211

Series 2015-1A, Class DR2, 6.497%, (3 mo. USD LIBOR + 6.25%), 5/21/29(4)(5)	2,000,000	1,843,802

Series 2018-1A, Class D, 5.368%, (3 mo. USD LIBOR + 5.15%), 4/18/31(4)(5)	4,000,000	3,607,468

Series 2018-2A, Class D, 5.83%, (3 mo. USD LIBOR + 5.60%), 7/16/31(4)(5)	2,500,000	2,200,244

Pnmac Gmsr Issuer Trust

Series 2018-GT1, Class A, 2.999%, (1 mo. USD LIBOR + 2.85%), 2/25/23(4)(5)	5,000,000	4,923,767

Series 2018-GT2, Class A, 2.799%, (1 mo. USD LIBOR + 2.65%), 8/25/25(4)(5)	4,272,000	4,134,595

Recette CLO, Ltd.

Series 2015-1A, Class F, 7.668%, (3 mo. USD LIBOR + 7.45%), 10/20/27(4)(5)	2,000,000	1,682,194

Regatta IX Funding, Ltd.

Series 2017-1A, Class E, 6.218%, (3 mo. USD LIBOR + 6.00%), 4/17/30(4)(5)	3,000,000	2,738,531

Regatta XIII Funding, Ltd.

Series 2018-2A, Class D, 6.187%, (3 mo. USD LIBOR + 5.95%), 7/15/31(4)(5)	3,000,000	2,554,504

Regatta XV Funding, Ltd.

Series 2018-4A, Class D, 6.715%, (3 mo. USD LIBOR + 6.50%), 10/25/31(4)(5)	2,000,000	1,790,710

THL Credit Wind River CLO, Ltd.

Series 2013-1A, Class DR, 6.518%, (3 mo. USD LIBOR + 6.30%), 7/20/30(4)(5)	2,037,589	1,471,581

Series 2017-1A, Class E, 6.638%, (3 mo. USD LIBOR + 6.42%), 4/18/29(4)(5)	2,000,000	1,718,240

Upland CLO, Ltd.

Series 2016-1A, Class DR, 6.118%, (3 mo. USD LIBOR + 5.90%), 4/20/31(4)(5)	2,000,000	1,732,043

Vibrant CLO IX, Ltd.

Series 2018-9A, Class D, 6.468%, (3 mo. USD LIBOR + 6.25%), 7/20/31(4)(5)	2,000,000	1,536,755

Voya CLO, Ltd.

Series 2013-1A, Class DR, 6.717%, (3 mo. USD LIBOR + 6.48%), 10/15/30(4)(5)	5,000,000	3,856,386

Series 2014-1A, Class DR2, 6.218%, (3 mo. USD LIBOR + 6.00%), 4/18/31(4)(5)	2,000,000	1,598,057

Series 2015-3A, Class DR, 6.418%, (3 mo. USD LIBOR + 6.20%), 10/20/31(4)(5)	2,000,000	1,643,695

Security	Principal Amount	Value

Voya CLO, Ltd. (continued)

Series 2018-2A, Class E, 5.487%, (3 mo. USD LIBOR + 5.25%), 7/15/31(4)(5)	$1,000,000	$838,373

Total Asset-Backed Securities (identified cost $159,523,260)		$138,036,232

U.S. Government Guaranteed Small Business Administration Loans(8)(9) — 3.6%
Security	Principal Amount	Value

0.66%, 3/15/30	$2,695,021	$51,755

0.73%, 7/15/31	3,082,127	76,723

0.93%, 5/15/42	1,627,571	56,474

0.98%, 4/15/32	1,510,033	52,031

1.31%, 4/15/42 to 7/15/42	5,886,814	303,798

1.34%, 9/15/41	1,896,925	94,985

1.38%, 6/15/41	3,111,968	150,999

1.56%, 7/15/42	2,483,333	146,565

1.59%, 10/21/36	1,255,759	61,741

1.61%, 12/15/41 to 7/15/42	7,361,574	458,362

1.63%, 9/15/41	1,967,065	123,562

1.68%, 4/15/41 to 7/15/41	3,657,816	232,068

1.73%, 10/15/33 to 11/21/41	3,005,258	181,566

1.74%, 5/15/36	3,554,644	187,872

1.81%, 12/21/41 to 11/15/42	7,842,924	537,256

1.84%, 11/9/36 to 2/15/40	2,994,286	175,139

1.86%, 12/28/41 to 6/15/42	18,366,922	1,255,172

1.91%, 2/15/42 to 7/15/42	10,193,610	772,853

1.93%, 7/15/42	1,740,469	129,829

1.96%, 11/29/30 to 8/15/42	5,062,300	360,250

1.98%, 10/15/37	1,049,982	60,226

2.03%, 2/15/42 to 5/15/42	4,699,895	418,493

2.06%, 5/15/42 to 7/15/42	5,071,466	398,344

2.11%, 4/15/33 to 7/15/42	7,073,495	534,843

2.16%, 5/15/42 to 6/15/42	3,951,165	308,010

2.21%, 8/15/42	3,239,049	264,665

2.23%, 1/15/41 to 7/15/41	2,775,339	235,214

2.28%, 11/1/29	1,320,538	82,961

2.31%, 4/15/42 to 7/15/42	5,169,308	477,482

2.36%, 1/16/42 to 6/15/42	18,596,066	1,641,889

2.38%, 6/15/42	1,651,319	145,616

2.39%, 7/15/40	1,405,312	108,841

2.41%, 1/15/38 to 7/15/42	14,976,270	1,371,320

2.43%, 3/15/41 to 1/5/42	3,097,510	269,816

2.46%, 12/15/26 to 8/15/42	12,982,189	1,178,316

2.48%, 2/23/41	1,117,538	102,517

5	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

October 31, 2020

Consolidated Portfolio of Investments — continued

Security	Principal Amount	Value

2.56%, 1/15/41 to 7/15/42	$3,258,232	$334,284

2.59%, 4/15/36	1,394,584	107,254

2.61%, 6/15/33 to 7/15/42	7,077,013	680,332

2.63%, 4/15/41	1,240,633	119,316

2.66%, 3/15/42 to 6/15/42	4,618,837	475,164

2.68%, 4/15/41 to 4/15/42	3,458,689	359,742

2.71%, 5/15/27 to 9/15/42	20,385,516	2,123,548

2.73%, 8/15/42	1,224,604	132,285

2.86%, 5/15/32 to 7/15/42	16,420,170	1,809,723

2.88%, 10/25/41 to 1/7/43(10)	33,159,604	3,714,598

2.89%, 8/15/40	1,025,395	97,390

2.91%, 12/15/41 to 7/15/42	13,042,350	1,529,111

2.93%, 4/15/41 to 7/15/42	4,173,180	435,280

2.95%, 1/15/42 to 3/15/43(10)	20,679,754	2,463,396

2.96%, 2/15/27 to 1/15/43	12,968,091	1,303,251

2.98%, 2/15/41 to 7/15/42	10,002,349	1,251,936

3.03%, 7/15/41 to 6/15/42	2,461,636	286,916

3.11%, 12/15/41 to 8/15/42	8,447,359	976,676

3.13%, 6/15/32	613,074	59,372

3.16%, 5/15/42 to 1/15/43	15,803,942	2,038,317

3.19%, 8/15/39	1,533,112	164,751

3.21%, 12/15/26 to 10/15/42	16,456,089	1,948,821

3.23%, 2/15/41 to 4/15/42	4,393,678	465,675

3.24%, 7/15/28 to 4/15/42	2,693,296	245,773

3.28%, 6/21/26 to 7/15/42	6,395,828	672,275

3.36%, 3/15/42 to 5/15/42	3,071,816	397,096

3.41%, 4/15/42 to 12/15/42	5,667,048	774,238

3.43%, 11/7/39 to 9/15/41	1,557,204	182,475

3.46%, 2/15/27 to 8/15/42	13,364,809	1,430,536

3.48%, 5/15/36 to 7/15/42	3,405,860	433,206

3.53%, 6/15/26 to 8/15/42	3,063,936	311,829

3.61%, 5/15/32 to 6/15/42	10,796,045	1,563,708

3.64%, 8/15/41 to 12/15/41	3,690,248	556,777

3.66%, 5/15/42 to 7/15/42	9,153,658	1,388,150

3.68%, 11/15/31 to 5/15/42	3,927,128	524,817

3.71%, 1/15/24 to 8/15/42	30,908,724	3,446,823

3.73%, 12/15/36 to 1/15/37	3,063,434	353,236

3.78%, 11/15/26 to 6/15/42	7,827,722	930,660

Total U.S. Government Guaranteed Small Business Administration Loans (identified cost $50,597,395)		$49,096,290

Sovereign Loans — 0.0%(11)
Borrower		Principal Amount (000’s omitted)	Value

Nigeria — 0.0%(11)

Bank of Industry Limited

Term Loan, 6.22%, (3 mo. USD LIBOR + 6.00%), Maturing April 11, 2021(5)(12)		$453	$438,128

Total Sovereign Loans (identified cost $452,149)			$438,128

Foreign Government Bonds — 20.4%
Security		Principal Amount (000’s omitted)	Value

Iceland — 2.8%

Republic of Iceland, 5.00%, 11/15/28	ISK	1,278,572	$10,433,403

Republic of Iceland, 6.50%, 1/24/31	ISK	1,622,639	14,998,843

Republic of Iceland, 8.00%, 6/12/25	ISK	1,465,382	12,896,818

Total Iceland			$38,329,064

Indonesia — 2.4%

Indonesia Government Bond, 6.50%, 2/15/31	IDR	199,409,000	$13,563,174

Indonesia Government Bond, 7.00%, 9/15/30	IDR	153,000,000	10,780,615

Indonesia Government Bond, 7.50%, 4/15/40	IDR	74,225,000	5,212,752

Indonesia Government Bond, 8.375%, 4/15/39	IDR	45,746,000	3,394,744

Total Indonesia			$32,951,285

New Zealand — 6.4%

New Zealand Government Bond, 2.00%, 9/20/25(13)(14)	NZD	44,429	$33,301,828

New Zealand Government Bond, 2.50%, 9/20/35(13)(14)	NZD	622	598,181

New Zealand Government Bond, 3.00%, 9/20/30(13)(14)	NZD	59,090	53,303,093

Total New Zealand			$87,203,102

Peru — 2.4%

Peru Government Bond, 5.94%, 2/12/29(4)(13)	PEN	56,477	$18,653,574

Peru Government Bond, 6.15%, 8/12/32(4)(13)	PEN	37,752	12,043,734

Peru Government Bond, 6.95%, 8/12/31	PEN	5,285	1,805,005

Total Peru			$32,502,313

6	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

October 31, 2020

Consolidated Portfolio of Investments — continued

Security		Principal Amount (000’s omitted)	Value

Russia — 0.7%

Russia Government Bond, 2.50%, 2/2/28(14)	RUB	774,020	$9,699,155

Total Russia			$9,699,155

Serbia — 0.9%

Serbia Treasury Bond, 5.75%, 7/21/23	RSD	1,035,720	$11,250,426

Serbia Treasury Bond, 5.875%, 2/8/28	RSD	97,420	1,126,515

Total Serbia			$12,376,941

Thailand — 2.5%

Thailand Government Bond, 1.25%, 3/12/28(13)(14)	THB	1,073,645	$33,523,433

Total Thailand			$33,523,433

Ukraine — 2.3%

Ukraine Government Bond, 16.00%, 8/11/21	UAH	151,050	$5,527,874

Ukraine Government Bond, 16.06%, 8/3/22	UAH	25,000	949,159

Ukraine Government International Bond, 0.00%, GDP-Linked, 5/31/40(4)(13)(15)	USD	4,433	3,854,183

Ukraine Government International Bond, 11.67%, 11/22/23	UAH	25,000	887,160

Ukraine Government International Bond, 15.84%, 2/26/25	UAH	255,480	10,107,066

Ukraine Government International Bond, 17.00%, 5/11/22	UAH	238,050	9,099,082

Total Ukraine			$30,424,524

Total Foreign Government Bonds (identified cost $265,577,786)			$277,009,817

Foreign Corporate Bonds — 3.9%
Security		Principal Amount (000’s omitted)	Value

Argentina — 0.2%

Generacion Mediterranea S.A./Central Termica Roca S.A., 15.00%, 5/5/23(4)(16)	USD	1,250	$800,582

Telecom Argentina S.A., 8.00%, 7/18/26(13)	USD	1,900	1,571,319

Transportadora de Gas del Sur S.A., 6.75%, 5/2/25(13)	USD	1,000	825,000

Total Argentina			$3,196,901

Belarus — 0.0%(11)

Eurotorg, LLC Via Bonitron DAC, 9.00%, 10/22/25(13)	USD	484	$486,420

Total Belarus			$486,420

Security		Principal Amount (000’s omitted)	Value

Brazil — 0.1%

Odebrecht Offshore Drilling Finance, Ltd., 6.72%, 12/1/22(13)	USD	1,619	$1,473,108

Total Brazil			$1,473,108

Bulgaria — 0.1%

Eurohold Bulgaria AD, 6.50%, 12/7/22(13)	EUR	1,200	$1,323,934

Total Bulgaria			$1,323,934

Canada — 0.1%

Gran Tierra Energy International Holdings, Ltd., 6.25%, 2/15/25(4)	USD	278	$97,995

Gran Tierra Energy International Holdings, Ltd., 6.25%, 2/15/25(13)	USD	2,238	788,895

Total Canada			$886,890

China — 0.2%

CIFI Holdings Group Co., Ltd., 5.50%, 1/23/22(13)	USD	500	$507,497

Logan Property Holdings Co., Ltd., 6.875%, 4/24/21(13)	USD	500	507,500

Shimao Group Holdings, Ltd., 5.60%, 7/15/26(13)	USD	1,300	1,426,662

Total China			$2,441,659

Colombia — 0.1%

Frontera Energy Corp., 9.70%, 6/25/23(13)	USD	1,333	$1,076,398

Total Colombia			$1,076,398

El Salvador — 0.1%

AES El Salvador Trust II, 6.75%, 3/28/23(13)	USD	1,254	$1,145,711

Total El Salvador			$1,145,711

Georgia — 0.2%

Georgia Capital JSC, 6.125%, 3/9/24(13)	USD	1,850	$1,813,000

Silknet JSC, 11.00%, 4/2/24(13)	USD	1,159	1,238,415

Total Georgia			$3,051,415

Iceland — 0.4%

Arion Banki HF, 6.00%, 4/12/24(13)	ISK	440,000	$3,458,713

Islandsbanki HF, 6.40%, 10/26/23	ISK	120,000	943,668

Landsbankinn HF, 5.00%, 11/23/23(13)	ISK	120,000	911,303

WOW Air HF, 0.00% (16)(17)(18)	EUR	20	0

WOW Air HF, 0.00%, (3 mo. EURIBOR + 9.00%), 9/24/24(16)(17)	EUR	900	0

Total Iceland			$5,313,684

7	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

October 31, 2020

Consolidated Portfolio of Investments — continued

Security		Principal Amount (000’s omitted)	Value

Indonesia — 0.1%

Bayan Resources Tbk PT, 6.125%, 1/24/23(13)	USD	1,660	$1,619,362

Total Indonesia			$1,619,362

Ireland — 0.2%

Aragvi Finance International DAC, 12.00%, 4/9/24(13)	USD	2,000	$2,095,000

Total Ireland			$2,095,000

Mauritius — 0.0%(11)

HTA Group, Ltd./Mauritius, 7.00%, 12/18/25(13)	USD	350	$367,437

Total Mauritius			$367,437

Mexico — 0.2%

Braskem Idesa SAPI, 7.45%, 11/15/29(13)	USD	2,170	$2,072,350

Grupo Kaltex S.A. de CV, 8.875%, 4/11/22(13)	USD	1,962	1,233,166

Total Mexico			$3,305,516

Netherlands — 0.5%

Ardshinbank CJSC Via Dilijan Finance BV, 6.50%, 1/28/25(13)	USD	2,200	$1,980,000

Braskem Netherlands Finance BV, 4.50%, 1/31/30(13)	USD	1,206	1,115,309

Metinvest BV, 5.625%, 6/17/25(13)	EUR	840	921,119

Metinvest BV, 7.75%, 4/23/23(13)	USD	461	472,903

Metinvest BV, 8.50%, 4/23/26(13)	USD	506	513,008

Petrobras Global Finance BV, 6.90%, 3/19/49	USD	1,530	1,733,704

Total Netherlands			$6,736,043

Nigeria — 0.1%

SEPLAT Petroleum Development Co. PLC, 9.25%, 4/1/23(13)	USD	1,100	$1,104,125

Total Nigeria			$1,104,125

Paraguay — 0.2%

Frigorifico Concepcion S.A., 10.25%, 1/29/25(13)	USD	2,300	$2,242,500

Total Paraguay			$2,242,500

Peru — 0.1%

Telefonica del Peru S.A., 7.375%, 4/10/27(13)	PEN	3,500	$980,639

Total Peru			$980,639

Security		Principal Amount (000’s omitted)	Value

Russia — 0.2%

Gazprom PJSC via Gaz Finance PLC, 4.599% to 10/26/25(13)(18)	USD	870	$870,397

Petropavlovsk 2016 Ltd., 8.125%, 11/14/22(13)	USD	1,231	1,241,469

Total Russia			$2,111,866

Saint Lucia — 0.1%

Digicel International Finance, Ltd./Digicel Holdings Bermuda, Ltd., 8.75%, 5/25/24(13)	USD	1,503	$1,506,757

Total Saint Lucia			$1,506,757

Saudi Arabia — 0.1%

Dar Al-Arkan Sukuk Co., Ltd., 6.75%, 2/15/25(13)	USD	550	$524,854

Dar Al-Arkan Sukuk Co., Ltd., 6.875%, 4/10/22(13)	USD	1,500	1,497,030

Total Saudi Arabia			$2,021,884

Singapore — 0.3%

Alam Synergy Pte Ltd., 6.625%, 4/24/22(13)	USD	1,725	$1,213,593

Puma International Financing S.A., 5.00%, 1/24/26(13)	USD	1,722	1,426,677

TBLA International Pte Ltd., 7.00%, 1/24/23(13)	USD	1,000	939,972

Total Singapore			$3,580,242

Turkey — 0.1%

QNB Finansbank AS, 6.875%, 9/7/24(13)	USD	530	$541,263

Ulker Biskuvi Sanayi AS, 6.95%, 10/30/25(13)	USD	1,022	1,015,940

Total Turkey			$1,557,203

Ukraine — 0.1%

Kernel Holding S.A., 8.75%, 1/31/22(13)	USD	1,500	$1,571,625

Total Ukraine			$1,571,625

United Kingdom — 0.1%

Ellaktor Value PLC, 6.375%, 12/15/24(13)	EUR	1,050	$1,056,571

Total United Kingdom			$1,056,571

Uzbekistan — 0.0%(11)

Nederlandse Financierings-Maatschappij voor Ontwikkelingslanden NV (FMO), 15.00%, 12/8/22(13)	UZS	3,000,000	$288,094

Total Uzbekistan			$288,094

Total Foreign Corporate Bonds (identified cost $54,658,518)			$52,540,984

8	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

October 31, 2020

Consolidated Portfolio of Investments — continued

Convertible Bonds — 0.3%
Security		Principal Amount (000’s omitted)	Value

Bermuda — 0.3%

Liberty Latin America, Ltd., 2.00%, 7/15/24	USD	3,985	$3,494,994

Total Bermuda			$3,494,994

Total Convertible Bonds (identified cost $3,313,872)			$3,494,994

Common Stocks — 0.3%
Security		Shares	Value

Iceland — 0.3%

Arion Banki HF(4)(19)		2,497,017	$1,481,022

Eik Fasteignafelag HF(19)		3,180,300	164,414

Eimskipafelag Islands HF(19)		326,400	433,463

Hagar HF(19)		1,349,100	519,904

Reginn HF(19)		1,843,700	210,076

Reitir Fasteignafelag HF		875,500	285,264

Siminn HF		13,623,900	719,598

Total Iceland			$3,813,741

Total Common Stocks (identified cost $5,902,392)			$3,813,741

Loan Participation Notes — 0.0%(11)
Security		Principal Amount (000’s omitted)	Value

Uzbekistan — 0.0%(11)

Daryo Finance BV (borrower - Uzbek Industrial and Construction Bank ATB), 18.75%, 6/15/23(13)(16)(20)	UZS	2,619,000	$266,247

Europe Asia Investment Finance BV (borrower - Joint Stock Commercial Bank “Asaka”), 18.70%, 7/26/23(13)(16)(20)	UZS	2,952,000	297,600

Total Uzbekistan			$563,847

Total Loan Participation Notes (identified cost $558,933)			$563,847

Closed-End Funds — 1.0%
Security	Shares	Value

BlackRock Multi-Sector Income Trust	156,650	$2,451,572

Nuveen Global High Income Fund	83,400	1,135,074

PGIM Global High Yield Fund, Inc.	430,326	5,478,050

Western Asset High Income Opportunity Fund, Inc.	804,975	3,928,278

Total Closed-End Funds (identified cost $13,337,045)		$12,992,974

Exchange-Traded Funds — 2.3%
Security	Shares	Value

VanEck Vectors Fallen Angel High Yield Bond ETF	1,044,000	$31,205,160

Total Exchange-Traded Funds (identified cost $28,474,657)		$31,205,160

Reinsurance Side Cars — 2.6%
Security	Principal Amount/ Shares	Value

Altair VI Reinsurance(16)(19)(21)(22)	1,000	$214,500

Blue Lotus Re, Ltd.(16)(19)(21)(22)	242	273,764

Eden Re II, Ltd., Series 2018A, 0.00%, 3/22/22(4)(16)(21)	$7,471	81,236

Eden Re II, Ltd., Series 2018B, 0.00%, 3/22/22(4)(16)(21)	$8,667	234,634

Eden Re II, Ltd., Series 2019A, 0.00%, 3/22/23(4)(16)(21)	$5,000	40,583

Eden Re II, Ltd., Series 2019B, 0.00%, 3/22/23(4)(16)(21)	$95,000	793,468

Eden Re II, Ltd., Series 2020A, 0.00%, 3/22/24(4)(16)(21)	$9,900,000	10,989,000

Mt. Logan Re, Ltd., Series 13, Preference Shares(16)(19)(21)(22)	10,000	9,659,610

Mt. Logan Re, Ltd., Special Investment Series 13, 12/18(16)(19)(21)(22)	2,000	694,775

Mt. Logan Re, Ltd., Special Investment Series 13, 12/19(16)(19)(21)(22)	1,829	1,655,302

Sussex Capital, Ltd., Designated Investment Series 5, 5/19(16)(19)(21)(22)	249	38,398

Sussex Capital, Ltd., Designated Investment Series 5, 12/19(16)(19)(21)(22)	791	262,678

Sussex Capital, Ltd., Designated Investment Series 5, 6/20(16)(19)(21)(22)	434	434,117

Sussex Capital, Ltd., Series 5, Preference Shares(16)(19)(21)(22)	6,000	6,053,535

Sussex Re, Ltd., Series 2020A(16)(19)(21)(22)	4,081,939	4,400,330

9	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

October 31, 2020

Consolidated Portfolio of Investments — continued

Security		Principal Amount/ Shares	Value

Versutus Re, Ltd., Series 2019(16)(19)(21)(22)		234,323	$258,693

Total Reinsurance Side Cars (identified cost $32,574,324)			$36,084,623

U.S. Treasury Obligations — 3.1%
Security		Principal Amount	Value

U.S. Treasury Inflation-Protected Note, 0.50%, 4/15/24(23)		$39,363,572	$41,565,952

Total U.S. Treasury Obligations (identified cost $39,727,183)			$41,565,952

Short-Term Investments — 25.6%

Foreign Government Securities — 4.3%
Security		Principal Amount (000’s omitted)	Value

Egypt — 4.3%

Egypt Treasury Bill, 0.00%, 11/3/20	EGP	277,000	$17,643,312

Egypt Treasury Bill, 0.00%, 11/10/20	EGP	90,325	5,751,156

Egypt Treasury Bill, 0.00%, 11/17/20	EGP	206,850	13,189,381

Egypt Treasury Bill, 0.00%, 12/8/20	EGP	21,900	1,378,464

Egypt Treasury Bill, 0.00%, 12/29/20	EGP	26,275	1,649,825

Egypt Treasury Bill, 0.00%, 2/2/21	EGP	22,625	1,402,190

Egypt Treasury Bill, 0.00%, 2/16/21	EGP	213,650	13,175,423

Egypt Treasury Bill, 0.00%, 3/2/21	EGP	15,325	940,404

Egypt Treasury Bill, 0.00%, 3/30/21	EGP	51,100	3,105,001

Total Egypt			$58,235,156

Total Foreign Government Securities (identified cost $57,201,236)			$58,235,156

U.S. Treasury Obligations — 0.5%
Security		Principal Amount (000’s omitted)	Value

U.S. Treasury Bill, 0.00%, 11/19/20(24)		$7,000	$6,999,760

Total U.S. Treasury Obligations (identified cost $6,999,729)			$6,999,760

Other — 20.8%
Description	Units	Value

Eaton Vance Cash Reserves Fund, LLC, 0.12%(25)	282,555,462	$282,555,462

Total Other (identified cost $282,550,403)		$282,555,462

Total Short-Term Investments (identified cost $346,751,368)		$347,790,378

Total Purchased Options and Swaptions — 0.1% (identified cost $2,944,923)		$2,925,779

Total Investments — 96.1% (identified cost $1,380,643,792)		$1,306,175,406

Total Written Options and Swaptions — (0.0)%(11) (premiums received $806,571)		$(755,298)

Securities Sold Short — (0.4)%

Common Stocks — (0.4)%
Security	Shares	Value

Ashmore Group PLC	(1,119,000)	$(5,177,107)

Total Common Stocks		$(5,177,107)

Total Securities Sold Short (proceeds $7,195,403)		$(5,177,107)

Other Assets, Less Liabilities — 4.3%		$58,873,433

Net Assets — 100.0%		$1,359,116,434

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

(1)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at October 31, 2020.

(2)

Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.

(3)	Principal only security that entitles the holder to receive only principal payments on the underlying mortgages.

(4)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At October 31, 2020, the aggregate value of these securities is $217,257,532 or 16.0% of the Portfolio’s net assets.

(5)	Variable rate security. The stated interest rate represents the rate in effect at October 31, 2020.

10	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

October 31, 2020

Consolidated Portfolio of Investments — continued

(6)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at October 31, 2020.

(7)

Adjustable rate mortgage security whose interest rate generally adjusts monthly based on a weighted average of interest rates on the underlying mortgages. The coupon rate may not reflect the applicable index value as interest rates on the underlying mortgages may adjust on various dates and at various intervals and may be subject to lifetime ceilings and lifetime floors and lookback periods. Rate shown is the coupon rate at October 31, 2020.

(8)

Interest only security that entitles the holder to receive only a portion of the interest payments on the underlying loans. Principal amount shown is the notional amount of the underlying loans on which coupon interest is calculated.

(9)	Securities comprise a trust that is wholly-owned by the Portfolio and may only be sold on a pro-rata basis with all securities in the trust.

(10)	The stated interest rate represents the weighted average fixed interest rate at October 31, 2020 of all interest only securities comprising the certificate.

(11)	Amount is less than 0.05% or (0.05)%, as applicable.

(12)	Loan is subject to scheduled mandatory prepayments. Maturity date shown reflects the final maturity date.

(13)

Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At October 31, 2020, the aggregate value of these securities is $204,806,908 or 15.1% of the Portfolio’s net assets.

(14)

Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(15)

Amounts payable in respect of the security are contingent upon and determined by reference to Ukraine’s GDP and Real GDP Growth Rate. Principal amount represents the notional amount used to calculate payments due to the security holder and does not represent an entitlement for payment.

(16)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 9).

(17)	Issuer is in default with respect to interest and/or principal payments or has declared bankruptcy. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(18)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(19)	Non-income producing security.

(20)	Limited recourse note whose payments by the issuer are limited to amounts received by the issuer from the borrower pursuant to a loan agreement with the borrower.

(21)

Security is subject to risk of loss depending on the occurrence, frequency and severity of the loss events that are covered by underlying reinsurance contracts and that may occur during a specified risk period.

(22)	Restricted security (see Note 5).

(23)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.

(24)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

(25)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of October 31, 2020.

Purchased Currency Options — 0.0%(11)

Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value

Call EUR/Put USD	Goldman Sachs International	USD	82,000,000	USD	1.24	7/28/21	$600,076

Total							$600,076

Purchased Interest Rate Swaptions — 0.0%(11)

Description	Counterparty	Notional Amount	Expiration Date	Value

Option to enter into interest rate swap expiring 3/5/51 to receive 3-month USD-LIBOR and pay 1.70%	The Toronto-Dominion Bank	$12,500,000	3/3/21	$229,368

Total				$229,368

11	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

October 31, 2020

Consolidated Portfolio of Investments — continued

Purchased Call Options — 0.1%

Description	Counterparty	Notional Amount		Spread	Expiration Date	Value

2-year 10 Constant Maturity Swap Curve Cap	Goldman Sachs International	USD	320,000,000	0.74%	7/5/22	$665,178

2-year 10 Constant Maturity Swap Curve Cap	Morgan Stanley & Co. International PLC	USD	450,000,000	0.45	6/21/21	1,431,157

Total						$2,096,335

Written Currency Options — (0.0)%(11)

Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value

Call EUR/Put USD	Goldman Sachs International	USD	82,000,000	USD	1.33	7/28/21	$(123,984)

Total							$(123,984)

Written Interest Rate Swaptions — (0.0)%(11)

Description	Counterparty	Notional Amount		Expiration Date	Value

Option to enter into interest rate swap expiring 7/5/32 to pay 3-month USD-LIBOR and receive 0.98%	Goldman Sachs International	USD	17,000,000	6/30/22	$(631,314)

Total					$(631,314)

Forward Commodity Contracts(1)

Settlement Date	Deliver	In Exchange For	Counterparty	Value/Unrealized Appreciation (Depreciation)

2/2/21	United States Dollar 387,250	Gold 200 Troy Ounces	Citibank, N.A.	$(11,376)

2/2/21	United States Dollar 392,200	Gold 200 Troy Ounces	Citibank, N.A.	(16,326)

2/2/21	United States Dollar 394,000	Gold 200 Troy Ounces	Citibank, N.A.	(18,126)

2/2/21	United States Dollar 768,147	Gold 400 Troy Ounces	Citibank, N.A.	(16,399)

2/2/21	United States Dollar 776,116	Gold 400 Troy Ounces	Citibank, N.A.	(24,368)

2/2/21	United States Dollar 785,860	Gold 400 Troy Ounces	Citibank, N.A.	(34,112)

9/1/22	United States Dollar 8,366,876	Gold 4,300 Troy Ounces	Citibank, N.A.	(252,475)

				$(373,182)

(1)	Non-deliverable contracts that are settled with the counterparty in cash.

12	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

October 31, 2020

Consolidated Portfolio of Investments — continued

Centrally Cleared Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)

EUR	37,574,117	USD	43,768,210	11/3/20	$(7,512)

EUR	54,726,332	USD	63,747,968	11/3/20	(10,941)

USD	44,471,485	EUR	37,574,117	11/3/20	710,787

USD	64,215,468	EUR	54,726,332	11/3/20	478,441

PEN	34,366,098	USD	9,561,543	11/5/20	(56,405)

USD	21,155,180	PEN	75,037,422	11/5/20	400,974

USD	11,254,995	PEN	40,360,412	11/5/20	91,921

USD	1,005,191	PEN	3,563,000	11/5/20	19,720

NZD	7,114,644	USD	4,717,748	11/9/20	(13,547)

USD	3,000,600	NZD	4,474,000	11/9/20	42,392

NZD	79,000	USD	51,823	11/16/20	412

USD	2,964,520	NZD	4,519,155	11/16/20	(23,568)

JPY	46,190,000	USD	434,206	11/19/20	7,056

USD	951,091	IDR	13,946,512,875	11/23/20	9,028

USD	30,008,600	NZD	45,422,497	11/23/20	(25,263)

JPY	9,766,145,567	USD	92,482,439	11/25/20	821,854

USD	78,934,863	JPY	8,335,521,525	11/25/20	(701,463)

GBP	36,927,000	USD	47,451,195	11/30/20	395,713

GBP	4,427,508	USD	5,689,348	11/30/20	47,446

USD	45,617,500	GBP	35,500,000	11/30/20	(380,421)

KRW	3,684,303,858	USD	3,108,019	12/1/20	131,764

KRW	3,505,747,142	USD	2,955,920	12/1/20	126,849

USD	107,581,988	EUR	92,300,449	12/2/20	15,561

USD	17,179,078	NZD	25,497,061	12/2/20	319,937

USD	8,662,467	NZD	12,856,769	12/2/20	161,327

USD	9,875,010	PEN	34,832,122	12/3/20	240,234

CHF	17,050,094	USD	18,543,232	12/7/20	70,128

NOK	60,126,840	USD	6,443,841	12/7/20	(146,621)

JPY	1,648,997,982	USD	15,539,052	12/8/20	218,142

KRW	7,408,260,000	USD	6,242,583	12/10/20	272,512

KRW	13,955,500,000	USD	11,749,339	12/10/20	523,637

KRW	6,978,000,000	USD	5,877,547	12/10/20	259,161

USD	10,394,777	NZD	15,505,155	12/17/20	142,395

USD	166,212	ZAR	2,807,831	12/17/20	(5,438)

USD	5,184,507	MXN	110,500,000	12/18/20	722

USD	6,723,849	IDR	101,590,637,396	1/4/21	(105,312)

JPY	1,342,368,120	USD	12,729,479	1/7/21	105,195

USD	8,473,989	NZD	12,744,373	1/7/21	47,028

PHP	3,215,114	USD	66,073	1/11/21	53

NZD	47,000	USD	30,821	1/13/21	257

USD	6,363,664	NZD	9,704,151	1/13/21	(53,011)

KRW	1,561,582,000	USD	1,366,249	1/19/21	7,503

USD	10,991,340	NZD	16,494,845	1/19/21	84,456

USD	7,227,255	SGD	9,805,000	1/26/21	48,621

13	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

October 31, 2020

Consolidated Portfolio of Investments — continued

Centrally Cleared Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)

USD	66,229	PHP	3,216,000	1/27/21	$120

AUD	42,245,000	USD	30,092,381	1/28/21	(385,180)

USD	12,045,143	NZD	18,000,000	1/28/21	143,005

					$4,029,669

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

EUR	92,300,449	USD	107,516,178	BNP Paribas	11/3/20	$—	$(18,453)

USD	107,516,178	EUR	92,300,449	BNP Paribas	11/3/20	18,453	—

USD	1,230,195	UAH	35,282,000	Bank of America, N.A.	11/6/20	—	(5,543)

CNH	16,069,809	USD	2,348,254	Citibank, N.A.	11/9/20	50,529	—

USD	3,656,527	CNH	25,600,000	Citibank, N.A.	11/9/20	—	(164,853)

USD	5,867,925	CNH	41,078,000	Standard Chartered Bank	11/9/20	—	(263,897)

USD	9,097,481	RUB	707,784,000	Standard Chartered Bank	11/9/20	194,213	—

USD	2,436,324	RUB	189,546,000	Standard Chartered Bank	11/9/20	52,010	—

EGP	46,620,000	USD	2,850,940	Goldman Sachs International	11/10/20	110,832	—

USD	341,708	UAH	9,643,000	BNP Paribas	11/13/20	4,718	—

USD	257,417	UAH	7,254,000	BNP Paribas	11/13/20	3,914	—

USD	258,103	UAH	7,374,000	Bank of America, N.A.	11/18/20	835	—

USD	12,753,755	IDR	187,014,132,030	Standard Chartered Bank	11/23/20	121,270	—

EUR	371,311	USD	433,377	BNP Paribas	11/30/20	—	(673)

EUR	75,382,841	USD	88,423,273	BNP Paribas	11/30/20	—	(576,401)

USD	44,074,041	EUR	37,574,117	BNP Paribas	11/30/20	287,304	—

USD	17,859,937	EUR	15,226,000	BNP Paribas	11/30/20	116,423	—

USD	7,269,120	EUR	6,197,089	BNP Paribas	11/30/20	47,385	—

USD	6,681,785	EUR	5,696,373	BNP Paribas	11/30/20	43,556	—

USD	5,760,593	EUR	4,911,036	BNP Paribas	11/30/20	37,551	—

USD	1,419,060	EUR	1,209,781	BNP Paribas	11/30/20	9,250	—

USD	1,231,639	EUR	1,050,000	BNP Paribas	11/30/20	8,029	—

USD	1,055,690	EUR	900,000	BNP Paribas	11/30/20	6,882	—

USD	703,815	EUR	600,018	BNP Paribas	11/30/20	4,588	—

USD	22,887	EUR	19,512	BNP Paribas	11/30/20	149	—

KRW	7,057,000,000	USD	5,946,681	Australia and New Zealand Banking Group Limited	12/1/20	258,874	—

KRW	4,070,412,000	USD	3,502,737	Australia and New Zealand Banking Group Limited	12/1/20	76,569	—

USD	1,197,197	UAH	34,599,000	Bank of America, N.A.	12/7/20	—	(2,439)

USD	2,593,068	UAH	74,810,000	Goldman Sachs International	12/8/20	17	—

CNH	12,052,357	USD	1,758,390	Citibank, N.A.	12/9/20	36,790	—

KRW	2,460,046,104	USD	2,084,107	Australia and New Zealand Banking Group Limited	12/10/20	79,347	—

14	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

October 31, 2020

Consolidated Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

USD	1,618,899	MYR	6,750,000	Morgan Stanley & Co. International PLC	12/14/20	$528	$—

ZAR	2,807,831	USD	170,388	UBS AG	12/14/20	1,322	—

USD	1,500,343	UAH	43,780,000	BNP Paribas	1/5/21	—	(4,099)

CNH	16,069,809	USD	2,338,754	Bank of America, N.A.	1/11/21	48,989	—

CNH	16,069,809	USD	2,338,651	UBS AG	1/11/21	49,091	—

USD	550,685	UAH	16,080,000	Bank of America, N.A.	1/11/21	—	(859)

USD	1,095,862	UAH	31,780,000	BNP Paribas	1/11/21	5,807	—

USD	1,321,748	UAH	38,410,000	Bank of America, N.A.	1/13/21	5,097	—

USD	10,441,508	IDR	155,505,375,000	JPMorgan Chase Bank, N.A.	1/19/21	6,310	—

CNH	6,416,216	USD	951,960	Goldman Sachs International	1/21/21	694	—

THB	453,670,000	USD	14,478,522	Standard Chartered Bank	1/26/21	72,646	—

USD	30,896,569	THB	968,113,089	Standard Chartered Bank	1/26/21	—	(155,023)

USD	759,023	UAH	22,376,000	Bank of America, N.A.	2/22/21	1,446	—

TRY	5,685,000	USD	760,552	Citibank, N.A.	2/26/21	—	(120,009)

TRY	1,871,500	USD	250,365	Standard Chartered Bank	2/26/21	—	(39,498)

TRY	23,509,000	USD	3,141,537	Standard Chartered Bank	2/26/21	—	(492,719)

TRY	39,155,000	USD	5,236,026	Standard Chartered Bank	2/26/21	—	(824,334)

TRY	39,150,000	USD	5,236,057	Standard Chartered Bank	2/26/21	—	(824,929)

TRY	40,430,500	USD	5,470,767	Standard Chartered Bank	2/26/21	—	(915,361)

USD	6,926,924	TRY	48,333,000	Standard Chartered Bank	2/26/21	1,481,124	—

USD	5,541,456	TRY	38,572,000	Standard Chartered Bank	2/26/21	1,195,452	—

USD	5,541,536	TRY	38,582,000	Standard Chartered Bank	2/26/21	1,194,405	—

USD	3,463,474	TRY	24,222,000	Standard Chartered Bank	2/26/21	734,321	—

USD	13,194	TRY	92,000	Standard Chartered Bank	2/26/21	2,829	—

USD	5,044,942	BHD	1,911,024	Standard Chartered Bank	3/11/21	—	(15,903)

USD	4,204,022	SAR	15,887,000	Standard Chartered Bank	3/11/21	—	(29,547)

USD	6,744,071	BHD	2,554,000	Standard Chartered Bank	3/16/21	—	(19,155)

USD	11,881,604	OMR	4,666,500	BNP Paribas	4/8/21	—	(186,374)

USD	11,896,188	OMR	4,664,971	Standard Chartered Bank	4/26/21	—	(160,080)

TRY	55,096,000	USD	7,173,641	Standard Chartered Bank	5/17/21	—	(1,206,992)

USD	2,660,846	TRY	21,332,000	Standard Chartered Bank	5/17/21	350,686	—

USD	1,330,486	TRY	10,749,000	Standard Chartered Bank	5/17/21	166,418	—

USD	798,222	TRY	6,303,000	Standard Chartered Bank	5/17/21	115,635	—

USD	532,266	TRY	4,157,000	Standard Chartered Bank	5/17/21	82,082	—

USD	532,225	TRY	4,162,000	Standard Chartered Bank	5/17/21	81,499	—

USD	532,186	TRY	4,175,000	Standard Chartered Bank	5/17/21	80,052	—

USD	532,139	TRY	4,218,000	Standard Chartered Bank	5/17/21	75,349	—

USD	8,234,546	OMR	3,237,000	BNP Paribas	7/6/21	—	(107,107)

USD	5,188,295	OMR	2,039,000	BNP Paribas	7/12/21	—	(64,849)

USD	961,832	OMR	378,000	BNP Paribas	7/19/21	—	(11,742)

USD	4,209,726	BHD	1,605,000	Bank of America, N.A.	3/14/22	—	(20,611)

USD	8,407,724	SAR	32,004,000	Standard Chartered Bank	3/14/22	—	(102,576)

USD	20,243,572	SAR	77,035,000	Standard Chartered Bank	3/14/22	—	(241,083)

USD	8,429,122	BHD	3,217,000	Standard Chartered Bank	3/16/22	—	(49,735)

USD	4,215,852	BHD	1,625,000	Standard Chartered Bank	3/16/22	—	(67,065)

15	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

October 31, 2020

Consolidated Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

USD	4,112,475	BHD	1,585,976	Standard Chartered Bank	3/16/22	$—	$(67,588)

USD	8,651,101	SAR	32,792,000	BNP Paribas	3/24/22	—	(68,026)

USD	12,976,517	SAR	49,181,000	HSBC Bank USA, N.A.	3/24/22	—	(100,314)

USD	15,526,212	SAR	58,790,000	Standard Chartered Bank	3/28/22	—	(105,064)

USD	23,292,293	OMR	9,293,625	BNP Paribas	8/29/22	—	(200,618)

						$7,321,270	$(7,233,519)

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)

Interest Rate Futures

U.S. 5-Year Treasury Note	32	Long	12/31/20	$4,019,250	$(6,803)

U.S. 10-Year Treasury Note	56	Long	12/21/20	7,740,250	(56,716)

U.S. Ultra 10-Year Treasury Note	175	Long	12/21/20	27,524,219	(271,102)

U.S. Ultra-Long Treasury Bond	8	Long	12/21/20	1,720,000	(29,262)

Euro-Buxl	(20)	Short	12/8/20	(5,328,507)	(188,208)

					$(552,091)

Centrally Cleared Inflation Swaps

Notional Amount (000’s omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)

EUR	5,003	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	1.60% (pays upon termination)	8/15/32	$(704,374)

EUR	19,000	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	1.69% (pays upon termination)	11/15/32	(2,998,801)

EUR	5,003	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.79% (pays upon termination)	8/15/42	1,302,811

EUR	19,000	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.89% (pays upon termination)	11/15/42	5,779,716

USD	36,500	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	1.89% (pays upon termination)	7/16/24	(625,930)

USD	58,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	1.58% (pays upon termination)	9/6/24	35,292

16	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

October 31, 2020

Consolidated Portfolio of Investments — continued

Centrally Cleared Inflation Swaps (continued)

Notional Amount (000’s omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)

USD	16,500	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	0.84% (pays upon termination)	3/24/30	$1,763,359

USD	14,300	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	1.28% (pays upon termination)	4/20/30	911,650

USD	25,300	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.22% (pays upon termination)	11/14/32	1,122,521

USD	25,300	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.20% (pays upon termination)	11/14/42	(1,444,135)

USD	2,309	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.13% (pays upon termination)	8/22/47	(79,609)

USD	2,295	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.15% (pays upon termination)	8/25/47	(91,840)

USD	4,400	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.42% (pays upon termination)	6/8/48	(720,973)

							$4,249,687

CPI-U (NSA)	–	Consumer Price Index All Urban Non-Seasonally Adjusted

HICP	–	Harmonised Indices of Consumer Prices

Inflation Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)

Bank of America, N.A.	USD	19,500	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.09% (pays upon termination)	4/2/29	$(448,019)

								$(448,019)

CPI-U (NSA)	–	Consumer Price Index All Urban Non-Seasonally Adjusted

17	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

October 31, 2020

Consolidated Portfolio of Investments — continued

Centrally Cleared Interest Rate Swaps

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

BRL	413,556	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	3.08% (pays upon termination)	1/3/22	$(210,500)	$—	$(210,500)

CAD	69,760	Receives	3-month Canadian Bankers Acceptances (pays quarterly)	0.88% (pays semi-annually)	6/5/25	(453,686)	—	(453,686)

CAD	6,730	Receives	3-month Canadian Bankers Acceptances (pays quarterly)	1.03% (pays semi-annually)	8/19/30	43,936	(71)	43,865

CAD	10,270	Receives	3-month Canadian Bankers Acceptances (pays quarterly)	1.04% (pays semi-annually)	8/19/30	63,233	(110)	63,123

CNY	892,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.31% (pays quarterly)	7/28/22	(250,850)	—	(250,850)

EUR	750	Receives	6-month EURIBOR (pays semi-annually)	(0.30)% (pays annually)	6/16/25	(7,476)	—	(7,476)

GBP	26,000	Receives	6-month GBP LIBOR (pays semi-annually)	1.00% (pays semi-annually)	1/9/30	(1,876,213)	—	(1,876,213)

KRW	31,500,000	Receives	3-month KRW Certificate of Deposit Rate (pays quarterly)	0.92% (pays quarterly)	7/28/30	504,315	—	504,315

MXN	1,081,600	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	8.54% (pays monthly)	12/15/23	5,670,182	—	5,670,182

MXN	298,383	Receives	Mexico Interbank TIIE 28 Day (pays monthly)	6.76% (pays monthly)	3/7/24	(856,396)	—	(856,396)

MXN	82,926	Receives	Mexico Interbank TIIE 28 Day (pays monthly)	6.79% (pays monthly)	3/7/24	(241,723)	—	(241,723)

MXN	350,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	5.29% (pays monthly)	5/2/25	154,632	—	154,632

NZD	65,710	Receives	3-month NZD Bank Bill (pays quarterly)	3.32% (pays semi-annually)	2/19/28	(9,792,289)	—	(9,792,289)

NZD	5,220	Receives	3-month NZD Bank Bill (pays quarterly)	2.49% (pays semi-annually)	2/22/29	(613,716)	—	(613,716)

NZD	6,500	Receives	3-month NZD Bank Bill (pays quarterly)	2.50% (pays semi-annually)	2/22/29	(766,927)	—	(766,927)

PLN	62,600	Pays	6-month PLN WIBOR (pays semi-annually)	0.64% (pays annually)	9/8/25	129,938	—	129,938

SGD	18,500	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	2.42% (pays semi-annually)	10/19/23	865,100	—	865,100

SGD	9,630	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	2.44% (pays semi-annually)	10/23/23	454,788	—	454,788

SGD	10,000	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	2.44% (pays semi-annually)	10/23/23	472,262	—	472,262

SGD	15,000	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	2.44% (pays semi-annually)	10/23/23	708,393	—	708,393

18	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

October 31, 2020

Consolidated Portfolio of Investments — continued

Centrally Cleared Interest Rate Swaps (continued)

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

SGD	26,350	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	2.09% (pays semi-annually)	12/13/23	$1,204,283	$—	$1,204,283

SGD	2,885	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	1.55% (pays semi-annually)	8/14/24	99,325	—	99,325

SGD	3,245	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	1.56% (pays semi-annually)	8/14/24	113,139	—	113,139

SGD	5,640	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	1.06% (pays semi-annually)	3/31/25	117,712	—	117,712

SGD	16,500	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	1.07% (pays semi-annually)	3/31/25	351,394	—	351,394

SGD	3,300	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	1.08% (pays semi-annually)	3/31/25	71,035	—	71,035

SGD	30,100	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	0.52% (pays semi-annually)	8/21/25	64,637	—	64,637

USD	1,010	Receives	3-month USD-LIBOR (pays quarterly)	0.32% (pays semi-annually)	6/11/23	(2,185)	—	(2,185)

USD	555	Receives	3-month USD-LIBOR (pays quarterly)	0.26% (pays semi-annually)	6/25/23	(284)	—	(284)

USD	1,755	Receives	3-month USD-LIBOR (pays quarterly)	0.26% (pays semi-annually)	6/26/23	(584)	—	(584)

USD	320	Receives	3-month USD-LIBOR (pays quarterly)	0.24% (pays semi-annually)	7/8/23	119	—	119

USD	360	Receives	3-month USD-LIBOR (pays quarterly)	0.24% (pays semi-annually)	7/8/23	96	—	96

USD	40,459	Pays	3-month USD-LIBOR (pays quarterly)	1.86% (pays semi-annually)	7/16/24	2,494,318	—	2,494,318

USD	64,000	Pays	3-month USD-LIBOR (pays quarterly)	1.26% (pays semi-annually)	9/6/24	2,356,684	—	2,356,684

USD	332	Receives	3-month USD-LIBOR (pays quarterly)	0.44% (pays semi-annually)	6/12/25	(831)	—	(831)

USD	1,010	Receives	3-month USD-LIBOR (pays quarterly)	0.36% (pays semi-annually)	6/15/25	1,393	—	1,393

USD	1,316	Receives	3-month USD-LIBOR (pays quarterly)	0.37% (pays semi-annually)	6/23/25	1,601	—	1,601

USD	1,180	Receives	3-month USD-LIBOR (pays quarterly)	0.32% (pays semi-annually)	7/14/25	4,547	—	4,547

USD	1,000	Receives	3-month USD-LIBOR (pays quarterly)	0.50% (pays semi-annually)	6/4/27	5,116	—	5,116

USD	34,731	Pays	3-month USD-LIBOR (pays quarterly)	2.34% (pays semi-annually)	5/17/29	4,895,148	—	4,895,148

USD	11,693	Receives	3-month USD-LIBOR (pays quarterly)	2.50% (pays semi-annually)	9/20/47	(3,356,210)	(100,822)	(3,457,032)

19	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

October 31, 2020

Consolidated Portfolio of Investments — continued

Centrally Cleared Interest Rate Swaps (continued)

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

USD	10,766	Receives	3-month USD-LIBOR (pays quarterly)	2.54% (pays semi-annually)	5/17/49	$(3,427,103)	$—	$(3,427,103)

USD	2,450	Pays	3-month USD-LIBOR (pays quarterly)	0.58% (pays semi-annually)	3/11/50	(461,800)	—	(461,800)

USD	2,450	Pays	3-month USD-LIBOR (pays quarterly)	0.62% (pays semi-annually)	3/11/50	(434,978)	—	(434,978)

USD	3,670	Pays	3-month USD-LIBOR (pays quarterly)	0.97% (pays semi-annually)	3/20/50	(326,683)	—	(326,683)

USD	700	Receives	3-month USD-LIBOR (pays quarterly)	0.94% (pays semi-annually)	5/21/50	64,444	—	64,444

USD	5,000	Receives	3-month USD-LIBOR (pays quarterly)	1.18% (pays semi-annually)	6/10/50	154,345	—	154,345

USD	3,000	Receives	3-month USD-LIBOR (pays quarterly)	1.24% (pays semi-annually)	3/5/51	69,376	—	69,376

USD	3,000	Pays	3-month USD-LIBOR (pays quarterly)	1.26% (pays semi-annually)	3/5/51	(55,738)	—	(55,738)

ZAR	169,000	Pays	3-month ZAR JIBAR (pays quarterly)	4.94% (pays quarterly)	10/1/25	62,906	435	63,341

Total						$(1,937,775)	$(100,568)	$(2,038,343)

Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)

BNP Paribas	MYR	89,300	Pays	3-month MYR KLIBOR (pays quarterly)	3.13% (pays quarterly)	10/4/24	$1,034,296

BNP Paribas	MYR	33,832	Pays	3-month MYR KLIBOR (pays quarterly)	2.00% (pays quarterly)	10/14/25	5,631

Citibank, N.A.	MYR	30,298	Pays	3-month MYR KLIBOR (pays quarterly)	2.00% (pays quarterly)	10/14/25	4,144

Goldman Sachs International	RUB	1,539,500	Pays	3-month Moscow Prime Offered Rate (pays quarterly)	6.51% (pays annually)	4/16/25	1,441,933

Goldman Sachs International	RUB	785,500	Pays	3-month Moscow Prime Offered Rate (pays quarterly)	5.51% (pays annually)	5/15/25	162,261

Goldman Sachs International	RUB	706,636	Pays	3-month Moscow Prime Offered Rate (pays quarterly)	5.34% (pays annually)	5/18/25	78,255

Standard Chartered Bank	MYR	72,700	Pays	3-month MYR KLIBOR (pays quarterly)	3.12% (pays quarterly)	10/4/24	836,786

							$3,563,306

20	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

October 31, 2020

Consolidated Portfolio of Investments — continued

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Entity	Notional Amount (000’s omitted)	Contract Annual Fixed Rate*	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

Malaysia	$26,266	1.00% (pays quarterly)(1)	12/20/25	$(735,255)	$651,863	$(83,392)

Turkey	24,617	1.00% (pays quarterly)(1)	12/20/25	4,823,682	(4,461,229)	362,453

				$4,088,427	$(3,809,366)	$279,061

*	The contract annual fixed rate represents the fixed rate of interest paid by the Portfolio (as a buyer of protection) on the notional amount of the credit default swap contract.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Total Return Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Receives	Portfolio Pays	Termination Date	Value/Unrealized Appreciation (Depreciation)

Citibank, N.A.	USD	396	Notional Amount (pays upon termination)	Value of 2 Gold 100 oz. Feb. 2021 futures contracts (pays upon termination)	1/29/21	$18,960

Citibank, N.A.	USD	395	Notional Amount (pays upon termination)	Value of 2 Gold 100 oz. Feb. 2021 futures contracts (pays upon termination)	1/29/21	17,160

Citibank, N.A.	USD	791	Notional Amount (pays upon termination)	Value of 4 Gold 100 oz. Feb. 2021 futures contracts (pays upon termination)	1/29/21	35,920

Citibank, N.A.	USD	782	Notional Amount (pays upon termination)	Value of 4 Gold 100 oz. Feb. 2021 futures contracts (pays upon termination)	1/29/21	27,120

Citibank, N.A.	USD	390	Notional Amount (pays upon termination)	Value of 2 Gold 100 oz. Feb. 2021 futures contracts (pays upon termination)	1/29/21	12,760

Citibank, N.A.	USD	774	Notional Amount (pays upon termination)	Value of 4 Gold 100 oz. Feb. 2021 futures contracts (pays upon termination)	1/29/21	19,120

						$131,040

21	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

October 31, 2020

Consolidated Portfolio of Investments — continued

Cross-Currency Swaps

Counterparty	Portfolio Receives*	Portfolio Pays*	Effective Date/ Termination Date(1)	Value/Unrealized Appreciation (Depreciation)

Bank of America, N.A.	3-month COP Interbank Nominal Rate on COP 42,295,000,000 (Notional Amount) (pays quarterly) plus USD equivalent of Notional Amount at effective date	3-month USD-LIBOR minus 0.70% on USD equivalent of Notional Amount at effective date (pays quarterly) plus Notional Amount	11/3/21/ 11/3/26	$124,284

Goldman Sachs International	3-month COP Interbank Nominal Rate on COP 38,650,000,000 (Notional Amount) (pays quarterly) plus USD equivalent of Notional Amount at effective date	3-month USD-LIBOR minus 0.67% on USD equivalent of Notional Amount at effective date (pays quarterly) plus Notional Amount	9/27/21/ 9/27/26	44,708

Goldman Sachs International	3-month COP Interbank Nominal Rate on COP 19,450,000,000 (Notional Amount) (pays quarterly) plus USD equivalent of Notional Amount at effective date	3-month USD-LIBOR minus 0.54% on USD equivalent of Notional Amount at effective date (pays quarterly) plus Notional Amount	10/6/21/ 10/6/26	(42,233)

JPMorgan Chase Bank, N.A.	3-month USD-LIBOR on USD 1,303,234 (pays quarterly) plus TRY 10,377,000	13.77% on TRY 10,377,000 (pays annually) plus USD 1,303,234	Not applicable/ 12/16/25	63,612

				$190,371

*

The Portfolio pays interest on the currency received and receives interest on the currency delivered. At the termination date, the notional amount of the currency received will be exchanged for the notional amount of the currency delivered.

(1)	Effective date represents the date on which the Portfolio and counterparty exchange the currencies and begin interest payment accrual.

Abbreviations:

COF	–	Cost of Funds 11th District

EURIBOR	–	Euro Interbank Offered Rate

GDP	–	Gross Domestic Product

LIBOR	–	London Interbank Offered Rate

Currency Abbreviations:

AUD	–	Australian Dollar

BHD	–	Bahraini Dinar

BRL	–	Brazilian Real

CAD	–	Canadian Dollar

CHF	–	Swiss Franc

CNH	–	Yuan Renminbi Offshore

CNY	–	Yuan Renminbi

EGP	–	Egyptian Pound

EUR	–	Euro

GBP	–	British Pound Sterling

IDR	–	Indonesian Rupiah

ISK	–	Icelandic Krona

JPY	–	Japanese Yen

KRW	–	South Korean Won

MXN	–	Mexican Peso

MYR	–	Malaysian Ringgit

NOK	–	Norwegian Krone

NZD	–	New Zealand Dollar

OMR	–	Omani Rial

PEN	–	Peruvian Sol

PHP	–	Philippine Peso

PLN	–	Polish Zloty

RSD	–	Serbian Dinar

RUB	–	Russian Ruble

SAR	–	Saudi Riyal

SGD	–	Singapore Dollar

THB	–	Thai Baht

TRY	–	New Turkish Lira

UAH	–	Ukrainian Hryvnia

USD	–	United States Dollar

UZS	–	Uzbekistani Som

ZAR	–	South African Rand

22	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

October 31, 2020

Consolidated Statement of Assets and Liabilities

Assets	October 31, 2020

Unaffiliated investments, at value (identified cost, $1,098,093,389)	$1,023,619,944

Affiliated investment, at value (identified cost, $282,550,403)	282,555,462

Cash	8,441,935

Deposits for derivatives collateral —

Futures contracts	819,119

Centrally cleared derivatives	25,764,883

OTC derivatives	5,119,000

Foreign currency, at value (identified cost, $4,315,366)	4,978,863

Interest and dividends receivable	10,031,135

Dividends receivable from affiliated investment	34,365

Receivable for investments sold	5,540,571

Receivable for variation margin on open centrally cleared derivatives	723,278

Receivable for open forward foreign currency exchange contracts	7,321,270

Receivable for open swap contracts	3,926,950

Prepaid expenses	481

Total assets	$1,378,877,256

Liabilities

Cash collateral due to brokers	$3,929,000

Written options and swaptions outstanding, at value (premiums received, $806,571)	755,298

Payable for investments purchased	550,000

Payable for securities sold short, at value (proceeds, $7,195,403)	5,177,107

Payable for variation margin on open futures contracts	64,348

Payable for open forward commodity contracts	373,182

Payable for open forward foreign currency exchange contracts	7,233,519

Payable for open swap contracts	490,252

Payable to affiliates:

Investment adviser fee	682,274

Trustees’ fees	5,857

Accrued foreign capital gains taxes	66,707

Accrued expenses	433,278

Total liabilities	$19,760,822

Net Assets applicable to investors’ interest in Portfolio	$1,359,116,434

23	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

October 31, 2020

Consolidated Statement of Operations

Investment Income	Year Ended October 31, 2020

Interest (net of foreign taxes, $683,063)	$41,675,434

Dividends	4,082,668

Dividends from affiliated investment	1,070,457

Total investment income	$46,828,559

Expenses

Investment adviser fee	$7,886,138

Trustees’ fees and expenses	68,510

Custodian fee	817,913

Legal and accounting services	243,728

Dividend expense on securities sold short	69,407

Miscellaneous	84,859

Total expenses	$9,170,555

Net investment income	$37,658,004

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions (net of foreign capital gains taxes of $580,925)	$17,885,806

Investment transactions — affiliated investment	(106,657)

Written options	158,824

Futures contracts	6,808,922

Swap contracts	32,180,750

Foreign currency transactions	(3,637,262)

Forward foreign currency exchange contracts	(5,507,486)

Net realized gain	$47,782,897

Change in unrealized appreciation (depreciation) —

Investments (including net decrease in accrued foreign capital gains taxes of $226,991)	$(12,660,162)

Investments — affiliated investment	(5,246)

Written options and swaptions	(90,051)

Securities sold short	2,018,296

Futures contracts	(1,733,274)

Swap contracts	5,176,970

Forward volatility agreements	(87,117)

Forward commodity contracts	(373,182)

Foreign currency	535,313

Forward foreign currency exchange contracts	6,823,347

Net change in unrealized appreciation (depreciation)	$(395,106)

Net realized and unrealized gain	$47,387,791

Net increase in net assets from operations	$85,045,795

24	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

October 31, 2020

Consolidated Statements of Changes in Net Assets

	Year Ended October 31,
Increase (Decrease) in Net Assets	2020	2019

From operations —

Net investment income	$37,658,004	$64,381,880

Net realized gain (loss)	47,782,897	(15,129,368)

Net change in unrealized appreciation (depreciation)	(395,106)	(3,111,881)

Net increase in net assets from operations	$85,045,795	$46,140,631

Capital transactions —

Contributions	$200,389,717	$176,442,491

Withdrawals	(293,390,778)	(345,993,255)

Net decrease in net assets from capital transactions	$(93,001,061)	$(169,550,764)

Net decrease in net assets	$(7,955,266)	$(123,410,133)

Net Assets

At beginning of year	$1,367,071,700	$1,490,481,833

At end of year	$1,359,116,434	$1,367,071,700

25	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

October 31, 2020

Consolidated Financial Highlights

	Year Ended October 31,
Ratios/Supplemental Data	2020		2019	2018	2017	2016

Ratios (as a percentage of average daily net assets):

Expenses	0.69	%(1)	0.69%	0.69%	0.68%	0.66%

Net investment income	2.85%		4.61%	4.47%	3.84%	3.75%

Portfolio Turnover	87	%(2)	39%	57%	44%	30%

Total Return	7.52%		3.21%	2.74%	6.70%	0.04%

Net assets, end of year (000’s omitted)	$1,359,116		$1,367,072	$1,490,482	$1,633,327	$1,479,688

(1)	Includes dividend expense on securities sold short of 0.01% of average daily net assets for the year ended October 31, 2020.

(2)	Includes the effect of To-Be-Announced (TBA) transactions.

26	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

October 31, 2020

Notes to Consolidated Financial Statements

1  Significant Accounting Policies

Global Opportunities Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio’s investment objective is total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At October 31, 2020, Eaton Vance Short Duration Strategic Income Fund and Eaton Vance International (Cayman Islands) Short Duration Strategic Income Fund held an interest of 95.0% and 5.0%, respectively, in the Portfolio.

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance GOP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The net assets of the Subsidiary at October 31, 2020 were $1,675,457 or 0.1% of the Portfolio’s consolidated net assets. The accompanying consolidated financial statements include the accounts of the Subsidiary. Intercompany balances and transactions have been eliminated in consolidation.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.

Derivatives. U.S. exchange-traded options are valued at the mean between the bid and ask prices at valuation time as reported by the Options Price Reporting Authority. Non U.S. exchange-traded options and over-the-counter options (including options on securities, indices and foreign currencies) are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Financial and commodities futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Forward commodity contracts are generally valued at the price provided by the exchange on which they are traded or if unavailable, by a third party pricing service based on an interpolation of the forward rates. Swaps and options on interest rate swaps (“swaptions”) are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract, and in the case of credit default swaps, based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. In the case of total return swaps, the pricing service valuations are based on the value of the underlying index or instrument and reference interest rate. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers. Alternatively, swaptions may be valued at the valuation provided by a broker/dealer (usually the counterparty to the option), so determined using similar techniques as those employed by the pricing service.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

27

Global Opportunities Portfolio

October 31, 2020

Notes to Consolidated Financial Statements — continued

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Deflation adjustments to the principal amount of an inflation-adjusted bond or note are reflected as reductions to interest income to the extent of interest income previously recorded on such bond or note. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign interest and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.

D  Federal and Other Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. If one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

In addition to the requirements of the Internal Revenue Code, the Portfolio may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Portfolio estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.

The Subsidiary is treated as a controlled foreign corporation under the Internal Revenue Code and is not expected to be subject to U.S. federal income tax. The Portfolio is treated as a U.S. shareholder of the Subsidiary. As a result, the Portfolio is required to include in gross income for U.S. federal tax purposes all of the Subsidiary’s income, whether or not such income is distributed by the Subsidiary. If a net loss is realized by the Subsidiary, such loss is not generally available to offset the income earned by the Portfolio.

As of October 31, 2020, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Use of Estimates — The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

H  Financial and Commodities Futures Contracts — Upon entering into a financial or commodities futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as

28

Global Opportunities Portfolio

October 31, 2020

Notes to Consolidated Financial Statements — continued

variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security, index or commodity, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial or commodities futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial or commodities futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

I  Forward Foreign Currency Exchange and Forward Commodity Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. While forward foreign currency exchange contracts are privately negotiated agreements between the Portfolio and a counterparty, certain contracts may be “centrally cleared”, whereby all payments made or received by the Portfolio pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. Upon entering into centrally cleared contracts, the Portfolio is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment. For centrally cleared contracts, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. Unrealized and realized gains and losses on forward commodity contracts, which are entered into for the purchase or sale of a specific commodity at a fixed price on a future date, are accounted for as described above. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and, in the case of forward foreign currency exchange contracts, from movements in the value of a foreign currency relative to the U.S. dollar. In the case of centrally cleared contracts, counterparty risk is minimal due to protections provided by the CCP.

J  Written Options — Upon the writing of a call or a put option, the premium received by the Portfolio is included in the Consolidated Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Portfolio’s policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. When an index option is exercised, the Portfolio is required to deliver an amount of cash determined by the excess of the exercise price of the option over the value of the index (in the case of a put) or the excess of the value of the index over the exercise price of the option (in the case of a call) at contract termination. If a put option on a security is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as a writer of an option, may have no control over whether the underlying securities or other assets may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities or other assets underlying the written option. The Portfolio may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

K  Purchased Options — Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Consolidated Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio’s policies on investment valuations discussed above. As the purchaser of an index option, the Portfolio has the right to receive a cash payment equal to any depreciation in the value of the index below the exercise price of the option (in the case of a put) or equal to any appreciation in the value of the index over the exercise price of the option (in the case of a call) as of the valuation date of the option. If an option which the Portfolio had purchased expires on the stipulated expiration date, the Portfolio will realize a loss in the amount of the cost of the option. If the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If the Portfolio exercises a put option on a security, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Portfolio exercises a call option on a security, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid. Purchased options traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.

L  Interest Rate Swaps — Swap contracts are privately negotiated agreements between the Portfolio and a counterparty. Certain swap contracts may be centrally cleared. Pursuant to interest rate swap agreements, the Portfolio either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark interest rate in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments to the counterparty (or CCP in the case of a centrally cleared swap) in exchange for payments on a floating benchmark interest rate. Payments received or made, including amortization of upfront payments/receipts, are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from movements in interest rates.

M  Inflation Swaps — Pursuant to inflation swap agreements, the Portfolio either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark index in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) in exchange for floating-rate payments based on the return of a benchmark index. By design, the benchmark index is an inflation index, such as the Consumer Price Index. The accounting policy for payments received or made and changes in the underlying value of the inflation swap are the same as for interest rate swaps as described above. The value of the swap is determined by changes in the relationship between the rate of interest and the benchmark index. The Portfolio is exposed to credit loss in the event of nonperformance by the swap

29

Global Opportunities Portfolio

October 31, 2020

Notes to Consolidated Financial Statements — continued

counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from the unanticipated movements in value of interest rates or the index.

N  Cross-Currency Swaps — Cross-currency swaps are interest rate swaps in which interest cash flows are exchanged between two parties based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps also involve the exchange of the notional amounts at the start of the contract at the current spot rate with an agreement to re-exchange such amounts at a later date at either the same exchange rate, a specified rate or the then current spot rate. The entire principal value of a cross-currency swap is subject to the risk that the counterparty to the swap will default on its contractual delivery obligations.

O  Credit Default Swaps — When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty (or CCP in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Portfolio pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Portfolio would have spent the stream of payments and received no proceeds from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Portfolio is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Portfolio could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Portfolio for the same referenced obligation. As the seller, the Portfolio may create economic leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Portfolio also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments and receipts, if any, are amortized over the life of the swap contract as realized gains or losses. Those upfront payments or receipts for non-centrally cleared swaps are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments or receipts, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps as presented in Notes 6 and 9. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked-to-market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.

P  Total Return Swaps — In a total return swap, the buyer receives a periodic return equal to the total return of a specified security, securities or index for a specified period of time. In return, the buyer pays the counterparty a fixed or variable stream of payments, typically based upon short-term interest rates, possibly plus or minus an agreed upon spread. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. Periodic payments received or made are recorded as realized gains or losses. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of exchange rates, interest rates, securities, or the index.

Q  Volatility Swaps — Volatility swaps involve the exchange of cash flows between two parties based on the measured volatility of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike payment for the “floating rate” or realized price volatility on the underlying asset with respect to the notional amount. At inception, the strike is generally chosen such that the fair value of the swap is zero. At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price volatility of the underlying asset and the strike multiplied by the notional amount. Changes in the value of the swap are recorded as unrealized gains and losses. Gains or losses are realized upon the termination of the contract. Volatility swaps permit the parties to attempt to hedge volatility risk and/or take positions on the projected future volatility of an underlying asset. Risk of loss is dependent on the volatility of the underlying instrument.

R  Swaptions — A purchased swaption contract grants the Portfolio, in return for payment of the purchase price, the right, but not the obligation, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. When the Portfolio purchases a swaption, the premium paid to the writer is recorded as an investment and subsequently marked-to-market to reflect the current value of the swaption. A written swaption gives the Portfolio the obligation, if exercised by the purchaser, to enter into a swap contract according to the terms of the underlying agreement. When the Portfolio writes a swaption, the premium received by the Portfolio is recorded as a liability and subsequently marked-to-market to reflect the current value of the swaption. When a swaption is exercised, the cost of the swap is adjusted by the amount of the premium paid or received. When a swaption expires or an unexercised swaption is closed, a gain or loss is recognized in the amount of the premium paid or received, plus the cost to close. The Portfolio’s risk for purchased swaptions is limited to the premium paid. The writer of a swaption bears the risk of unfavorable changes in the preset terms of the underlying swap contract. Purchased swaptions traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.

30

Global Opportunities Portfolio

October 31, 2020

Notes to Consolidated Financial Statements — continued

S  Forward Volatility Agreements — Forward volatility agreements are transactions in which two parties agree to the purchase or sale of a swaption straddle (i.e., a receiver swaption and a payer swaption with the same expiration date) on an underlying floating-rate versus a fixed rate reference entity. The fixed rate shall equal the prevailing at-the-money forward rate of the benchmark swap at determination date. Changes in the value of the agreement are recorded as unrealized gains or losses. The primary risk associated with forward volatility agreements is the change in the volatility of the underlying reference entity.

T  When-Issued Securities and Delayed Delivery Transactions — The Portfolio may purchase or sell securities on a delayed delivery, when-issued or forward commitment basis, including TBA (To Be Announced) securities. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Portfolio maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery, when-issued or forward commitment basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract. A forward purchase or sale commitment may be closed by entering into an offsetting commitment or delivery of securities. The Portfolio will realize a gain or loss on investments based on the price established when the Portfolio entered into the commitment.

U  Securities Sold Short — A short sale is a transaction in which the Portfolio sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, the Portfolio must borrow the security to make delivery to the buyer with an obligation to replace such borrowed security at a later date. When making a short sale, the Portfolio segregates liquid assets with the custodian equal to its obligations under the short sale. Until the security is replaced, the Portfolio is required to repay the lender any dividends or interest, which accrue during the period of the loan. The proceeds received from a short sale are recorded as a liability and the Portfolio records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of the open short position on the day of determination. A gain, limited to the price at which the Portfolio sold the security short, or a loss, potentially unlimited as there is no upward limit on the price of a security, is recorded when the short position is terminated. Interest and dividends payable on securities sold short are recorded as an expense.

V  Stripped Mortgage-Backed Securities — The Portfolio may invest in Interest Only (IO) and Principal Only (PO) securities, forms of stripped mortgage-backed securities, whereby the IO security receives all the interest and the PO security receives all the principal on a pool of mortgage assets. The yield to maturity on an IO security is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the yield to maturity from these securities. If the underlying mortgages experience greater than anticipated prepayments of principal, the Portfolio may fail to recoup its initial investment in an IO security. The market value of IO and PO securities can be unusually volatile due to changes in interest rates.

2 Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM and an indirect subsidiary of Eaton Vance Corp., as compensation for investment advisory services rendered to the Portfolio and the Subsidiary. Pursuant to the investment advisory agreement between the Portfolio and BMR and the investment advisory agreement between the Subsidiary and BMR, the Portfolio and Subsidiary each pay BMR a fee at an annual rate of 0.615% of its respective average daily net assets up to $500 million, 0.595% from $500 million but less than $1 billion, 0.575% from $1 billion but less than $1.5 billion, 0.555% from $1.5 billion but less than $2 billion and at reduced rates on daily net assets of $2 billion or more, and is payable monthly. In determining the investment adviser fee for the Portfolio and Subsidiary, the applicable advisory fee rate is based on the average daily net assets of the Portfolio (inclusive of its interest in the Subsidiary). Such fee rate is then assessed separately on the Portfolio’s average daily net assets (exclusive of its interest in the Subsidiary) and the Subsidiary’s average daily net assets to determine the amount of the investment adviser fee. For the year ended October 31, 2020, the Portfolio’s investment adviser fee amounted to $7,886,138 or 0.598% of the Portfolio’s consolidated average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended October 31, 2020, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3 Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities, paydowns, principal repayments on Senior Loans, TBA transactions and securities sold short, for the year ended October 31, 2020 were as follows:

	Purchases	Sales

Investments (non-U.S. Government)	$421,396,018	$568,154,230

U.S. Government and Agency Securities	491,492,263	537,721,876

	$912,888,281	$1,105,876,106

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Global Opportunities Portfolio

October 31, 2020

Notes to Consolidated Financial Statements — continued

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio, including open derivative contracts and the Portfolio’s investment in the Subsidiary, at October 31, 2020, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,412,393,550

Gross unrealized appreciation	$41,446,294

Gross unrealized depreciation	(150,093,792)

Net unrealized depreciation	$(108,647,498)

5  Restricted Securities

At October 31, 2020, the Portfolio owned the following securities (representing 1.8% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares	Cost	Value

Reinsurance Side Cars

Altair VI Reinsurance	12/29/17	1,000	$2,670,333	$214,500

Blue Lotus Re, Ltd.	12/20/17	242	—	273,764

Mt. Logan Re, Ltd., Series 13, Preference Shares	1/2/18	10,000	7,231,214	9,659,610

Mt. Logan Re, Ltd., Special Investment Series 13, 12/18	1/22/19	2,000	1,446,242	694,775

Mt. Logan Re, Ltd., Special Investment Series 13, 12/19	1/17/20	1,829	1,322,544	1,655,302

Sussex Capital, Ltd., Designated Investment Series 5, 5/19	5/31/19	249	212,150	38,398

Sussex Capital, Ltd., Designated Investment Series 5, 12/19	1/17/20	791	673,953	262,678

Sussex Capital, Ltd., Designated Investment Series 5, 6/20	6/30/20	434	354,368	434,117

Sussex Capital, Ltd., Series 5, Preference Shares	12/17/18	6,000	4,759,530	6,053,535

Sussex Re, Ltd., Series 2020A	1/21/20	4,081,939	3,728,940	4,400,330

Versutus Re, Ltd., Series 2019	1/21/20	234,323	158,913	258,693

Total Restricted Securities			$22,558,187	$23,945,702

6  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include written options, swaptions, forward commodity contracts, forward foreign currency exchange contracts, futures contracts, forward volatility agreements and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at October 31, 2020 is included in the Consolidated Portfolio of Investments. At October 31, 2020, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Commodity Risk: The Portfolio invests in commodities-linked derivative instruments, including forward commodity contracts, commodity futures contracts and total return swaps, that provide exposure to the investment returns of certain commodities. Commodities-linked derivative instruments are used to enhance total return and/or as a substitute for the purchase or sale of commodities and to manage certain investment risks.

Credit Risk: The Portfolio enters into credit default swap contracts to manage certain investment risks and/or to enhance total return or as a substitute for the purchase or sale of securities.

Equity Price Risk: During the year ended October 31, 2020, the Portfolio entered into equity index options, total return swaps and volatility swaps to enhance total return and/or to manage certain investment risks.

32

Global Opportunities Portfolio

October 31, 2020

Notes to Consolidated Financial Statements — continued

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts, currency options and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Portfolio utilizes various interest rate derivatives including interest rate futures contracts, interest rate swaps and swaptions, inflation swaps, cross-currency swaps, total return swaps, options contracts and forward volatility agreements to enhance total return, to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its portfolio.

The Portfolio enters into over-the-counter (OTC) derivatives that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At October 31, 2020, the fair value of derivatives with credit-related contingent features in a net liability position was $8,852,251. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $3,605,717 at October 31, 2020.

The OTC derivatives in which the Portfolio invests (except for written options and swaptions as the Portfolio, not the counterparty, is obligated to perform) are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio (and Subsidiary) has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio (and Subsidiary) may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio (and Subsidiary) and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Consolidated Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Consolidated Portfolio of Investments. The carrying amount of the liability for cash collateral due to brokers at October 31, 2020 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 9) at October 31, 2020. Because the Subsidiary is not registered under the 1940 Act, it may not be able to negotiate terms with its counterparties that are equivalent to those a registered portfolio may negotiate. As a result, the Subsidiary may have greater exposure to those counterparties than a registered portfolio.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at October 31, 2020 was as follows:

	Fair Value
Consolidated Statement of Assets and Liabilities Caption	Commodity	Credit		Foreign Exchange		Interest Rate		Total

Unaffiliated investments, at value	$—	$—		$600,076		$2,325,703		$2,925,779

Not applicable	—	4,823,682	*	5,944,351	*	32,113,746	*	42,881,779

Receivable for open forward foreign currency exchange contracts	—	—		7,321,270		—		7,321,270

Receivable for open swap contracts	131,040	—		—		3,795,910		3,926,950

Total Asset Derivatives	$131,040	$4,823,682		$13,865,697		$38,235,359		$57,055,778

Derivatives not subject to master netting or similar agreements	$—	$4,823,682		$5,944,351		$32,113,746		$42,881,779

Total Asset Derivatives subject to master netting or similar agreements	$131,040	$—		$7,921,346		$6,121,613		$14,173,999

33

Global Opportunities Portfolio

October 31, 2020

Notes to Consolidated Financial Statements — continued

	Fair Value
Consolidated Statement of Assets and Liabilities Caption	Commodity	Credit	Foreign Exchange	Interest Rate	Total

Written options and swaptions outstanding, at value	$—	$—	$(123,984)	$(631,314)	$(755,298)

Not applicable	—	(735,255)*	(1,914,682)*	(30,353,925)*	(33,003,862)

Payable for open forward foreign currency exchange contracts	—	—	(7,233,519)	—	(7,233,519)

Payable for open swap contracts	—	—	—	(490,252)	(490,252)

Payable for open forward commodity contracts	(373,182)	—	—	—	(373,182)

Total Liability Derivatives	$(373,182)	$(735,255)	$(9,272,185)	$(31,475,491)	$(41,856,113)

Derivatives not subject to master netting or similar agreements	$—	$(735,255)	$(1,914,682)	$(30,353,925)	$(33,003,862)

Total Liability Derivatives subject to master netting or similar agreements	$(373,182)	$—	$(7,357,503)	$(1,121,566)	$(8,852,251)

*

Only the current day’s variation margin on open futures contracts and centrally cleared derivatives is reported within the Consolidated Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts and centrally cleared derivatives, as applicable.

The Portfolio’s derivative assets and liabilities at fair value by risk, which are reported gross in the Consolidated Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio (and Subsidiary) for such assets and pledged by the Portfolio (and Subsidiary) for such liabilities as of October 31, 2020.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)	Total Cash Collateral Received

Australia and New Zealand Banking Group Limited	$414,790	$—	$(287,758)	$—	$127,032	$—

Bank of America, N.A.	180,651	(180,651)	—	—	—	—

BNP Paribas	1,633,936	(1,238,342)	—	—	395,594	—

Citibank, N.A.	222,503	(222,503)	—	—	—	—

Goldman Sachs International	3,103,954	(797,531)	—	(2,280,000)	26,423	2,280,000

JPMorgan Chase Bank, N.A.	69,922	—	—	—	69,922	—

Morgan Stanley & Co. International PLC	1,431,685	—	—	(1,339,000)	92,685	1,339,000

Standard Chartered Bank	6,836,777	(5,580,549)	—	—	1,256,228	—

The Toronto-Dominion Bank	229,368	—	—	(229,368)	—	310,000

UBS AG	50,413	—	—	—	50,413	—

	$14,173,999	$(8,019,576)	$(287,758)	$(3,848,368)	$2,018,297	$3,929,000

34

Global Opportunities Portfolio

October 31, 2020

Notes to Consolidated Financial Statements — continued

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)	Total Cash Collateral Pledged

Bank of America, N.A.	$(477,471)	$180,651	$296,820	$—	$—	$—

BNP Paribas	(1,238,342)	1,238,342	—	—	—	—

Citibank, N.A.	(658,044)	222,503	170,794	242,142	(22,605)	1,190,000

Goldman Sachs International	(797,531)	797,531	—	—	—	—

HSBC Bank USA, N.A.	(100,314)	—	100,314	—	—	—

Standard Chartered Bank	(5,580,549)	5,580,549	—	—	—	—

	$(8,852,251)	$8,019,576	$567,928	$242,142	$(22,605)	$1,190,000

Total — Deposits for derivatives collateral — OTC derivatives						$5,119,000

(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Consolidated Statement of Operations by risk exposure for the year ended October 31, 2020 was as follows:

Consolidated Statement of Operations Caption	Commodity	Credit	Equity Price	Foreign Exchange	Interest Rate	Total

Net realized gain (loss) —

Investment transactions	$—	$—	$(9,455)	$(1,459,362)	$7,134,861	$5,666,044

Written options	—	—	—	158,824	—	158,824

Futures contracts	(591,577)	—	—	—	7,400,499	6,808,922

Swap contracts	—	14,374,159	(1,634,134)	—	19,440,725	32,180,750

Forward foreign currency exchange contracts	—	—	—	(5,507,486)	—	(5,507,486)

Total	$(591,577)	$14,374,159	$(1,643,589)	$(6,808,024)	$33,976,085	$39,307,054

Change in unrealized appreciation (depreciation) —

Investments	$—	$—	$530,658	$226,954	$(568,902)	$188,710

Written options and swaptions	—	—	—	41,263	(131,314)	(90,051)

Futures contracts	(707,800)	—	—	—	(1,025,474)	(1,733,274)

Swap contracts	131,040	661,401	—	—	4,384,529	5,176,970

Forward volatility agreements	—	—	—	—	(87,117)	(87,117)

Forward commodity contracts	(373,182)	—	—	—	—	(373,182)

Forward foreign currency exchange contracts	—	—	—	6,823,347	—	6,823,347

Total	$(949,942)	$661,401	$530,658	$7,091,564	$2,571,722	$9,905,403

35

Global Opportunities Portfolio

October 31, 2020

Notes to Consolidated Financial Statements — continued

The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the year ended October 31, 2020, which are indicative of the volume of these derivative types, were approximately as follows:

Futures Contracts — Long	Futures Contracts — Short	Forward Commodity Contracts	Forward Foreign Currency Exchange Contracts*	Forward Volatility Agreements

$54,428,000	$34,708,000	$2,618,000	$1,464,251,000	$21,538,000

Purchased Swaptions	Purchased Call Options	Written Swaptions	Swap Contracts

$54,923,000	$548,462,000	$5,231,000	$1,713,739,000

*	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.

The average principal amount of purchased currency options contracts and written currency options contracts and average number of purchased options contracts and written options contracts outstanding during the year ended October 31, 2020, which are indicative of the volume of these derivative types, were approximately $34,923,000, $25,231,000, 2,387 contracts and 862 contracts, respectively.

7  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in an $800 million unsecured line of credit agreement with a group of banks, which is in effect through October 26, 2021. Borrowings are made by the Portfolio solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2020, an upfront fee and arrangement fee totaling $950,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the year ended October 31, 2020.

8  Investments in Affiliated Funds

At October 31, 2020, the value of the Portfolio’s investment in affiliated funds was $282,555,462, which represents 20.8% of the Portfolio’s net assets. Transactions in affiliated funds by the Portfolio for the year ended October 31, 2020 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period

Short-Term Investments

Eaton Vance Cash Reserves Fund, LLC	$132,568,586	$1,387,940,174	$(1,237,841,395)	$(106,657)	$(5,246)	$282,555,462	$1,070,457	282,555,462

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

36

Global Opportunities Portfolio

October 31, 2020

Notes to Consolidated Financial Statements — continued

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2020, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Collateralized Mortgage Obligations	$—	$109,808,008	$—	$109,808,008

Mortgage Pass-Throughs	—	186,324,443	—	186,324,443

Commercial Mortgage-Backed Securities	—	12,484,056	—	12,484,056

Asset-Backed Securities	—	138,036,232	—	138,036,232

U.S. Government Guaranteed Small Business Administration Loans	—	49,096,290	—	49,096,290

Sovereign Loans	—	438,128	—	438,128

Foreign Government Bonds	—	277,009,817	—	277,009,817

Foreign Corporate Bonds	—	51,740,402	800,582	52,540,984

Convertible Bonds	—	3,494,994	—	3,494,994

Common Stocks	—	3,813,741 *	—	3,813,741

Loan Participation Notes	—	—	563,847	563,847

Closed-End Funds	12,992,974	—	—	12,992,974

Exchange-Traded Funds	31,205,160	—	—	31,205,160

Reinsurance Side Cars	—	—	36,084,623	36,084,623

U.S. Treasury Obligations	—	41,565,952	—	41,565,952

Short-Term Investments —

Foreign Government Securities	—	58,235,156	—	58,235,156

U.S. Treasury Obligations	—	6,999,760	—	6,999,760

Other	—	282,555,462	—	282,555,462

Purchased Currency Options	—	600,076	—	600,076

Purchased Interest Rate Swaptions	—	229,368	—	229,368

Purchased Call Options	—	2,096,335	—	2,096,335

Total Investments	$44,198,134	$1,224,528,220	$37,449,052	$1,306,175,406

Forward Foreign Currency Exchange Contracts	$—	$13,265,621	$—	$13,265,621

Swap Contracts	—	40,864,378	—	40,864,378

Total	$44,198,134	$1,278,658,219	$37,449,052	$1,360,305,405

Liability Description

Securities Sold Short	$—	$(5,177,107)	$—	$(5,177,107)

Written Currency Options	—	(123,984)	—	(123,984)

Written Interest Rate Swaptions	—	(631,314)	—	(631,314)

Forward Commodity Contracts	—	(373,182)	—	(373,182)

Forward Foreign Currency Exchange Contracts	—	(9,148,201)	—	(9,148,201)

Futures Contracts	(552,091)	—	—	(552,091)

Swap Contracts	—	(31,027,341)	—	(31,027,341)

Total	$(552,091)	$(46,481,129)	$—	$(47,033,220)

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

37

Global Opportunities Portfolio

October 31, 2020

Notes to Consolidated Financial Statements — continued

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Senior Floating-Rate Loans	Investments in Foreign Corporate Bonds	Investments in Loan Participation Notes	Investments in Reinsurance Side Cars	Total

Balance as of October 31, 2019	$1,561,925	$—	$—	$40,437,548	$41,999,473

Realized gains (losses)	(28,391)	—	—	(1,931,845)	(1,960,236)

Change in net unrealized appreciation (depreciation)	24,124	(458,263)	4,914	3,872,489	3,443,264

Cost of purchases	—	—	560,031	16,191,955	16,751,986

Proceeds from sales, including return of capital	(1,557,658)	—	—	(22,485,524)	(24,043,182)

Accrued discount (premium)	—	—	(1,098)	—	(1,098)

Transfers to Level 3(1)	—	1,258,845	—	—	1,258,845

Transfers from Level 3	—	—	—	—	—

Balance as of October 31, 2020	$—	$800,582	$563,847	$36,084,623	$37,449,052

Change in net unrealized appreciation (depreciation) on investments still held as of October 31, 2020	$—	$(458,263)	$4,914	$3,992,646	$3,539,297

(1)	Investments transferred to Level 3 as a result of the unavailability of a quoted price in an active market for an identical investment or the unavailability of other significant observable inputs.

The following is a summary of quantitative information about significant unobservable valuation inputs for Level 3 investments held as of October 31, 2020:

Type of Investment	Fair Value as of October 31, 2020	Valuation Technique	Unobservable Inputs	Input	Impact to Valuation from an Increase to Input*

Foreign Corporate Bonds	$800,582	Matrix Pricing	Credit spread to U.S. Treasury	4.36%	Decrease

Loan Participation Notes	563,847	Matrix Pricing	Adjusted Credit Spread to the Central Bank of Uzbekistan Quoted Policy Rate	2.15%	Decrease

Included in foreign corporate bonds are securities valued at $0 based on their estimated recovery value percentage.

*

Represents the directional change in the fair value of the Level 3 investments that would result in an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.

10  Risks and Uncertainties

Risks Associated with Foreign Investments

Investing in securities issued by entities whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign issuers, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

38

Global Opportunities Portfolio

October 31, 2020

Notes to Consolidated Financial Statements — continued

Pandemic Risk

An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in December 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, the economies of individual countries, individual companies, and the market in general, and may continue to do so in significant and unforeseen ways, as may other epidemics and pandemics that may arise in the future. Any such impact could adversely affect the Portfolio’s performance, or the performance of the securities in which the Portfolio invests.

11  Additional Information

On October 8, 2020, Morgan Stanley and Eaton Vance Corp. (“Eaton Vance”) announced that they had entered into a definitive agreement under which Morgan Stanley would acquire Eaton Vance. Under the Investment Company Act of 1940, as amended, consummation of this transaction may be deemed to result in the automatic termination of an Eaton Vance Fund’s investment advisory agreement, and, where applicable, any related sub-advisory agreement. On November 24, 2020, the Portfolio’s Board approved a new investment advisory agreement. The new investment advisory agreement will be presented to Portfolio interest holders for approval, and, if approved, would take effect upon consummation of the transaction. A special joint meeting of Portfolio interest holders will be held on February 18, 2021, at which the proposed investment advisory agreement for the Portfolio will be submitted for approval.

39

Global Opportunities Portfolio

October 31, 2020

Report of Independent Registered Public Accounting Firm

To the Trustees and Investors of Global Opportunities Portfolio:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying consolidated statement of assets and liabilities of Global Opportunities Portfolio and subsidiary (the “Portfolio”), including the consolidated portfolio of investments, as of October 31, 2020, the related consolidated statement of operations for the year then ended, the consolidated statements of changes in net assets for each of the two years in the period then ended, the consolidated financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Portfolio as of October 31, 2020, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities and senior loans owned as of October 31, 2020, by correspondence with the custodian, brokers, and selling or agent banks; when replies were not received from brokers and selling or agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

December 22, 2020

We have served as the auditor of one or more Eaton Vance investment companies since 1959.

40

Global Opportunities Portfolio

October 31, 2020

Management and Organization

Fund Management.  The Trustees of Global Opportunities Portfolio (the Portfolio) are responsible for the overall management and supervision of the Portfolio’s affairs. The Trustees and officers of the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Portfolio hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Portfolio’s placement agent and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 143 portfolios (with the exception of Messrs. Faust and Wennerholm and Ms. Frost who oversee 142 portfolios) in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Portfolio Position(s)	Trustee Since(1)	Principal Occupation(s) and Other Directorships During Past Five Years and Other Relevant Experience

Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 142 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Portfolio.

Other Directorships in the Last Five Years. Director of EVC and Hexavest Inc. (investment management firm).

Noninterested Trustees

Mark R. Fetting 1954	Trustee	2016

Private investor. Formerly held various positions at Legg Mason, Inc. (investment management firm) (2000-2012), including President, Chief Executive Officer, Director and Chairman (2008-2012), Senior Executive Vice President (2004-2008) and Executive Vice President (2001-2004). Formerly, President of Legg Mason family of funds (2001-2008). Formerly, Division President and Senior Officer of Prudential Financial Group, Inc. and related companies (investment management firm) (1991-2000).

Other Directorships in the Last Five Years. None.

Cynthia E. Frost 1961	Trustee	2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012). Formerly, Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000). Formerly, Managing Director, Cambridge Associates (investment consulting company) (1989-1995). Formerly, Consultant, Bain and Company (management consulting firm) (1987-1989). Formerly, Senior Equity Analyst, BA Investment Management Company (1983-1985).

Other Directorships in the Last Five Years. None.

George J. Gorman 1952	Trustee	2014

Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (a registered public accounting firm) (1974-2009).

Other Directorships in the Last Five Years. Formerly, Trustee of the BofA Funds Series Trust (11 funds) (2011-2014) and of the Ashmore Funds (9 funds) (2010-2014).

Valerie A. Mosley 1960	Trustee	2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Former Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Other Directorships in the Last Five Years. Director of DraftKings, Inc.

(digital sports entertainment and gaming company) (since September 2020). Director of Groupon, Inc. (e-commerce provider) (since April 2020). Director of Envestnet, Inc. (provider of intelligent systems for wealth management and financial wellness) (since 2018). Formerly, Director of Dynex Capital, Inc. (mortgage REIT) (2013-2020).

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Global Opportunities Portfolio

October 31, 2020

Management and Organization — continued

Name and Year of Birth	Portfolio Position(s)	Trustee Since(1)	Principal Occupation(s) and Other Directorships During Past Five Years and Other Relevant Experience

Noninterested Trustees (continued)

William H. Park 1947	Chairperson of the Board and Trustee	2016 (Chairperson) and 2003 (Trustee)

Private investor. Formerly, Consultant (management and transactional) (2012-2014). Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm) (1972-1981).

Other Directorships in the Last Five Years. None.

Helen Frame Peters 1948	Trustee	2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Other Directorships in the Last Five Years. None.

Keith Quinton 1958	Trustee	2018

Private investor, researcher and lecturer. Independent Investment Committee Member at New Hampshire Retirement System (since 2017). Formerly, Portfolio Manager and Senior Quantitative Analyst at Fidelity Investments (investment management firm) (2001-2014).

Other Directorships in the Last Five Years. Director (since 2016) and Chairman (since 2019) of New Hampshire Municipal Bond Bank.

Marcus L. Smith 1966	Trustee	2018

Private investor. Member of Posse Boston Advisory Board (foundation) (since 2015). Formerly, Portfolio Manager at MFS Investment Management (investment management firm) (1994-2017).

Other Directorships in the Last Five Years. Director of MSCI Inc. (global provider of investment decision support tools) (since 2017). Formerly, Director of DCT Industrial Trust Inc. (logistics real estate company) (2017-2018).

Susan J. Sutherland 1957	Trustee	2015

Private investor. Director of Ascot Group Limited and certain of its subsidiaries (insurance and reinsurance) (since 2018). Formerly, Director of Hagerty Holding Corp. (insurance and reinsurance) (2015-2018). Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).

Other Directorships in the Last Five Years. Formerly, Director of Montpelier Re Holdings Ltd. (global provider of customized insurance and reinsurance products) (2013-2015).

Scott E. Wennerholm 1959	Trustee	2016

Private Investor. Formerly, Trustee at Wheelock College (postsecondary institution) (2012-2018). Formerly, Consultant at GF Parish Group (executive recruiting firm) (2016-2017). Formerly, Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm) (2005-2011). Formerly, Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm) (1997-2004). Formerly, Vice President at Fidelity Investments Institutional Services (investment management firm) (1994-1997).

Other Directorships in the Last Five Years. None.

Name and Year of Birth	Portfolio Position(s)	Officer Since(2)	Principal Occupation(s) During Past Five Years

Principal Officers who are not Trustees

Eric A. Stein 1980	President	2020	Vice President and Chief Investment Officer, Fixed Income of EVM and BMR. Prior to November 1, 2020, Mr. Stein was a co-Director of Eaton Vance’s Global Income Investments. Also Vice President of Calvert Research and Management (“CRM”).

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	2005	Vice President of EVM and BMR. Also Vice President of CRM.

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Global Opportunities Portfolio

October 31, 2020

Management and Organization — continued

Name and Year of Birth	Portfolio Position(s)	Officer Since(2)	Principal Occupation(s) During Past Five Years

Principal Officers who are not Trustees (continued)

James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR. Also Vice President of CRM.

Richard F. Froio 1968	Chief Compliance Officer	2017	Vice President of EVM and BMR since 2017. Formerly, Deputy Chief Compliance Officer (Adviser/Funds) and Chief Compliance Officer (Distribution) at PIMCO (2012-2017) and Managing Director at BlackRock/Barclays Global Investors (2009-2012).

(1)	Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise.
(2)

Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

The SAI for Eaton Vance Short Duration Strategic Income Fund (which invests in the Portfolio) includes additional information about the Trustees and officers of the Portfolio and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

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Item 2.	Code of Ethics

The registrant (sometimes referred to as the “Fund”) has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122. The registrant has not amended the code of ethics as described in Form N-CSR during the period covered by this report. The registrant has not granted any waiver, including an implicit waiver, from a provision of the code of ethics as described in Form N-CSR during the period covered by this report.

Item 3.	Audit Committee Financial Expert

The registrant’s Board of Trustees (the “Board”) has designated George J. Gorman and William H. Park, each an independent trustee, as audit committee financial experts. Mr. Gorman is a certified public accountant who is the Principal at George J. Gorman LLC (a consulting firm). Previously, Mr. Gorman served in various capacities at Ernst & Young LLP (a registered public accounting firm), including as Senior Partner. Mr. Gorman also has experience serving as an independent trustee and audit committee financial expert of other mutual fund complexes. Mr. Park is a certified public accountant who is a private investor. Previously, he served as a consultant, as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm).

Item 4.	Principal Accountant Fees and Services

(a)-(d)

The following table presents the aggregate fees billed to the registrant for the registrant’s fiscal years ended October 31, 2019 and October 31, 2020 by the registrant’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by D&T during such periods.

Fiscal Years Ended	10/31/19	10/31/20
Audit Fees	$114,796	$115,390
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$43,426	$39,866
All Other Fees(3)	$0	$0

Total	$158,222	$155,256

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other tax related compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by D&T for the registrant’s fiscal years ended October 31, 2019 and October 31, 2020; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by D&T for the same time periods.

Fiscal Years Ended	10/31/19	10/31/20
Registrant	$43,426	$39,866
Eaton Vance(1)	$59,903	$51,800

(1)	Certain subsidiaries of Eaton Vance Corp. provide ongoing services to the registrant.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants

Not applicable.

Item 6.	Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders

No material changes.

Item 11.	Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13.	Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Global Opportunities Portfolio

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date:	December 22, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	December 22, 2020

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date:	December 22, 2020